Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares					Value ($)
	COMMON STOCK - 0.0% *
10,554	Frontera Energy Corp.				90,350
	TOTAL COMMON STOCK (Cost - $937,302)				90,350

Principal Amount ($)		Spread	Yield **	Maturity
	BONDS & NOTES - 70.6%
	ADVERTISING - 0.1%
100,000	Interpublic Group of Cos., Inc.		4.6500	10/1/2028	104,107
105,000	Interpublic Group of Cos., Inc.		5.4000	10/1/2048	106,228
387,000	Omnicom Group, Inc.		3.6250	5/1/2022	393,930
					604,265
	AEROSPACE / DEFENSE - 0.1%
25,000	Bombardier, Inc. (b)		6.0000	10/15/2022	25,219
160,000	Lockheed Martin Corp.		4.7000	5/15/2046	180,306
394,000	Northrop Grumman Corp.		2.0800	10/15/2020	390,321
20,000	Transdigm, Inc. (b)		6.2500	3/15/2026	20,830
25,000	Transdigm, Inc.		6.3750	6/15/2026	24,746
					641,422
	AGRICULTURE - 0.2%
150,000	Adecoagro SA		6.0000	9/21/2027	141,000
240,000	Altria Group, Inc.		3.4900	2/14/2022	243,767
90,000	Altria Group, Inc.		5.9500	2/14/2049	96,575
50,000	BAT Capital Corp.		2.2970	8/14/2020	49,488
555,000	BAT Capital Corp. (b)		2.2970	8/14/2020	549,313
125,000	BAT Capital Corp.(b,c)	3M Libor + 0.88	3.5638	8/15/2022	124,554
50,000	Reynolds American, Inc.		4.0000	6/12/2022	51,067
					1,255,764
	AIRLINES - 0.3%
390,000	Delta Airlines, Inc.		3.4000	4/19/2021	391,593
190,000	Delta Airlines, Inc.		3.6250	3/15/2022	191,074
307,632	Guanay Finance Limited		6.0000	12/15/2020	311,093
400,000	Latam Finance Ltd.		6.8750	4/11/2024	410,000
200,000	Latam Finance Ltd. (b)		7.0000	3/1/2026	203,200
					1,506,960
	AUTO MANUFACTURERS - 0.3%
220,000	Daimler Finance North America LLC (b)		2.2500	3/2/2020	218,676
380,000	Daimler Finance North America LLC (b)		2.3000	2/12/2021	375,422
90,000	Ford Motor Co.		7.4500	7/16/2031	95,925
620,000	General Motors Financial Co., Inc.		3.2000	7/6/2021	617,216
175,000	General Motors Financial Co., Inc. (c)	3 Month LIBOR + 0.99	3.7850	1/5/2023	169,818
					1,477,057
	AUTO PARTS & EQUIPMENT - 0.0%
35,000	Panther BF Aggregator 2 LP (b)		6.2500	5/15/2026	35,700

	AUTOMOBILE ABS - 1.5%
1,000,000	Flagship Credit Auto Trust 2016-4 (b)		2.4100	10/15/2021	997,752
585,686	GLS Auto Receivables Trust 2018-2 (b)		3.3500	8/15/2022	587,063
960,348	GLS Auto Receivables Trust 2018-3 (b)		3.3700	1/17/2023	961,505
100,000	GLS Auto Receivables Trust 2018-3 (b)		3.7100	3/15/2023	100,768
2,500,000	Tesla Auto Lease Trust 2018-A (b)		2.7500	2/20/2020	2,502,828
762,642	Westlake Automobile Receivables Trust 2016-3 (b)		2.4600	1/18/2022	762,167
2,000,000	Westlake Automobile Receivables Trust 2017-1 (b)		2.7000	10/17/2022	1,996,311
500,000	Westlake Automobile Receivables Trust 2018-2 (b)		3.2000	1/16/2024	501,604
					8,409,998
	BANKS - 3.2%
200,000	Agromercantil Senior Trust (b)		6.2500	4/10/2019	199,700
400,000	Agromercantil Senior Trust		6.2500	4/10/2019	399,400
300,000	Banco de Reservas de la Republica Dominicana		7.0000	2/1/2023	307,500
200,000	Banco do Brasil SA (c)	10 Year Treasury Note + 4.40	6.2500	10/15/2166	180,100
300,000	Banco do Brasil SA (b)		4.7500	3/20/2024	301,050
400,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa		4.1250	6/6/2024	395,000
300,000	Banco Internatcional del Peru SAA/Panama		3.3750	1/18/2023	298,155
150,000	Banco Macro SA (c)	5 Year Swap Rate + 5.46	6.7500	11/4/2026	126,937
800,000	Banco Mercantil del Norte SA (c)	5 Year Treasury Note + 5.04	6.8750	10/6/2166	795,008
200,000	Banco Mercantil del Norte SA (c)	10 Year Treasury Note + 5.35	7.6250	10/6/2166	200,000
400,000	Banco Nacional de Costa Rica (c)	5 Year Treasury Note + 3.00	3.8000	8/11/2026	391,004
500,000	Banco Santander Mexico SA (b,c)	10 Year Treasury Note + 3.00	5.9500	10/1/2028	511,250
200,000	Bancolombia SA (c)	10 Year Treasury Note + 2.93	4.8750	10/18/2027	198,752
1,090,000	Banistmo SA		3.6500	9/19/2022	1,072,298
390,000	Bank of America Corp. (c)	3 Month LIBOR + 0.79	3.3885	3/5/2024	388,660
135,000	Bank of America Corp. (c)	3 Month LIBOR + 1.21	3.9740	2/7/2030	137,597
410,000	Bank of Montreal		2.9000	3/26/2022	410,402
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	BANKS - 3.2% (Continued)
65,000	Bank of Montreal (c)	5 Year Swap Rate + 1.43	3.8030	12/15/2032	62,855
80,000	Bank of Nova Scotia		3.4000	2/11/2024	81,005
200,000	BBVA Bancomer SA (c)	5 Year Treasury Note +2.65	5.1250	1/18/2033	183,900
400,000	BBVA Bancomer SA		6.7500	9/30/2022	431,484
700,000	BDO Unibank, Inc.		2.9500	3/6/2023	687,602
570,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.02	3.6491	6/1/2024	570,883
170,000	Citigroup, Inc. (c)	3 Month LIBOR + 1.10	3.7829	5/17/2024	170,740
1,100,000	DBS Group Holdings Ltd. (c)	5 Year Swap + 2.39	3.6000	12/29/2049	1,070,621
150,000	Gilex Holding Sarl		8.5000	5/2/2023	159,000
500,000	Global Bank Corp.		4.5000	10/20/2021	504,500
100,000	Goldman Sachs Group, Inc.		3.6250	2/20/2024	101,023
700,000	Grupo Aval Ltd.		4.7500	9/26/2022	707,350
100,000	Industrial Senior Trust		5.5000	11/1/2022	101,250
200,000	Itau Unibanco Holding SA Island (b,c)	5 Year Treasury + 3.98	6.1250	6/12/2167	196,340
200,000	Itau Unibanco Holding SA Island		6.2000	12/21/2021	210,140
395,000	JPMorgan Chase & Co. (c)	3 Month LIBOR + 6.95	3.2070	4/1/2023	397,377
1,100,000	Malayan Banking Bhd (c)	5 Year Swap 2.54	3.9050	10/29/2026	1,102,013
270,000	Mitsubishi UFJ Financial Group, Inc.		3.2180	3/7/2022	272,154
135,000	Mitsubishi UFJ Financial Group, Inc. (c)	3 Month LIBOR + 0.74	3.3551	3/2/2023	134,933
565,000	Morgan Stanley (c)	3 Month LIBOR + 0.93	3.6910	7/22/2022	567,974
170,000	Morgan Stanley (c)	3 Month LIBOR + 0.85	3.7370	4/24/2024	173,387
400,000	Multibank, Inc.		4.3750	11/9/2022	402,004
300,000	Oversea-Chinese Banking, Corp, Ltd.		4.2500	6/19/2024	308,545
225,000	Royal Bank of Scotland Group PLC (c)	3 Month LIBOR + 1.48	3.4980	5/15/2023	223,402
175,000	Santander Holdings USA, Inc.		3.4000	1/18/2023	174,902
590,000	Sumitomo Mitsui Financial Group, Inc.		2.0580	7/14/2021	579,801
385,000	Toronto-Dominion Bank (The)		3.2500	6/11/2021	389,428
1,100,000	Union Bank of the Philippines		3.3690	11/29/2022	1,089,354
200,000	United Overseas Bank Ltd. (c)	5 Year Swap + 1.65	2.8800	3/8/2027	196,070
45,000	Westpac Banking Corp.		1.6000	8/19/2019	44,824
500,000	Westpac Banking Corp.		2.6500	1/25/2021	499,459
					18,107,133
	BEVERAGES - 0.0% *
85,000	Anheuser-Bush InBev Finance, Inc. (b)		4.9000	2/1/2046	85,373
30,000	Cott Holdings, Inc. (b)		5.5000	4/1/2025	30,262
					115,635
	BUILDING MATERIALS - 0.3%
400,000	Cemex SAB de CV		6.1250	5/5/2025	414,000
400,000	Cemex SAB de CV		7.7500	4/16/2026	434,924
200,000	CIMPOR Financial Operations BV		5.7500	7/17/2024	176,502
45,000	Masonite International Corp. (b)		5.6250	3/15/2023	46,012
115,000	Owens Corning		4.4000	1/30/2048	94,613
300,000	Tecnoglass Inc		8.2000	1/31/2022	315,000
					1,481,051
	CHEMICALS - 0.5%
1,000,000	Braskem Netherlands Finance BV		3.5000	1/10/2023	979,010
170,000	DowDuPont, Inc.		3.7660	11/15/2020	173,105
20,000	Hexion, Inc. (g)		6.6250	4/15/2020	16,850
185,000	Mosaic Co. (The)		4.0500	11/15/2027	184,668
90,000	Nutrien Ltd.		4.2000	4/1/2029	92,675
290,000	Sherwin-Williams Co. (The)		2.2500	5/15/2020	288,277
200,000	Syngenta Finance NV		5.6760	4/24/2048	189,484
700,000	UPL Corp. Ltd.		3.2500	10/13/2021	690,804
200,000	UPL Corp. Ltd.		4.5000	3/8/2028	195,440
					2,810,313
	COAL - 0.0% *
30,000	Peabody Energy Corp. (b)		6.0000	3/31/2022	30,225
25,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)		7.5000	6/15/2025	25,312
					55,537
	COMMERCIAL MBS - 11.6%
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E (b,c)	1 Month LIBOR + 3.05	5.5338	11/15/2019	1,233,602
195,000	Atrium Hotel Portfolio Trust 2018-ATRM A (b,c)	1 Month LIBOR + 3.40	5.8838	6/15/2035	195,730
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)	1 Month LIBOR + 2.50	5.0000	3/15/2034	265,000
875,110	Bancorp Commercial Mortgage 2018 CRE4 Trust A (b,c)	1 Month LIBOR + 0.90	3.3838	9/15/2035	872,838
243,000	Bancorp Commercial Mortgage 2019-CRE5 Trust D (b,c)	1 Month LIBOR + 2.35	4.8415	3/15/2036	244,545
3,695,700	BANK 2018-BNK10 XA (d)		0.7464	2/15/2061	196,842
104,000	BANK 2018-BNK4 C (d)		-	4/15/2052	107,587
101,000	BBCMS 2017-DELC Mortgage Trust C (b,c)	1 Month LIBOR + 1.20	3.6838	8/15/2036	100,319
115,000	BBCMS 2017-DELC Mortgage Trust D (b,c)	1 Month LIBOR + 1.70	4.1838	8/15/2036	114,657
231,000	BBCMS 2017-DELC Mortgage Trust E (b,c)	1 Month LIBOR + 2.50	4.9838	8/15/2036	228,684
230,000	BBCMS 2017-DELC Mortgage Trust F (b,c)	1 Month LIBOR + 3.50	5.9838	8/15/2036	227,694
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	COMMERCIAL MBS - 11.6% (Continued)
719,000	BBCMS 2018-TALL Mortgage Trust A (b,c)	1 Month LIBOR + 7.22	3.2057	3/15/2037	712,244
103,000	BBCMS 2018-TALL Mortgage Trust b (b,c)	1 Month LIBOR + 9.71	3.4548	3/15/2037	102,354
450,000	BBCMS Trust 2018-BXH (b,c)	1 Month LIBOR + 1.00	3.4837	10/15/2037	446,617
298,000	BBCMS Trust 2018-CBM (b,c)	1 Month LIBOR + 3.15	5.6338	7/15/2037	300,222
32,734,000	BB-UBS Trust 2012-SHOW XA (b,d)		0.5958	11/5/2024	1,051,544
18,022,000	BB-UBS Trust 2012-SHOW XB (b,d)		0.1438	11/5/2024	181,262
104,000	BENCHMARK 2019-B10 Mortgage Trust		3.7500	3/15/2062	101,389
1,098,000	BENCHMARK 2019-B10 Mortgage Trust (d)		-	3/15/2062	103,235
784,000	BHMS 2018-ATLS (b,c)	1 Month LIBOR + 1.25	3.7338	7/15/2035	782,762
107,527	BSPRT 2017 FL2 Issuer Ltd. AS (b,c)	1 Month LIBOR + 1.10	3.5837	10/1/2034	107,465
124,000	BSPRT 2017 FL2 Issuer Ltd. B (b,c)	1 Month LIBOR + 1.40	3.8837	10/1/2034	123,845
307,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)	1 Month LIBOR + 1.32	3.8048	3/15/2037	306,227
734,000	BX Commercial Mortgage Trust 2018-BIOA E (b,c)	1 Month LIBOR + 1.95	4.4348	3/15/2037	733,992
207,000	BX Trust 2017-IMC D (b,c)	1 Month LIBOR + 2.25	4.7338	10/15/2032	206,088
334,000	BX Trust 2017-IMC E (b,c)	1 Month LIBOR + 3.25	5.7337	10/15/2032	332,876
169,150	BX Trust 2017-SLCT D (b,c)	1 Month LIBOR + 2.05	4.5338	7/15/2034	169,464
286,450	BX Trust 2017-SLCT E (b,c)	1 Month LIBOR + 3.15	5.6338	7/15/2034	287,888
424,657	BX Trust 2018-EXCL (b,c)	1 Month LIBOR + 1.09	3.5714	9/15/2020	421,997
714,000	BX Trust 2018-GW A (b,c)	1 Month LIBOR + 0.80	3.2838	5/15/2035	708,112
100,000	BX Trust 2018-GW D (b,c)	1 Month LIBOR + 1.77	4.2537	5/15/2035	99,999
419,000	BX Trust 2018-MCSF F (b,c)	1 Month LIBOR + 2.65	5.1302	4/15/2035	415,325
599,000	BXMT 2017-FL1 Ltd. C (b,c)	1 Month LIBOR + 1.95	4.4337	6/15/2035	598,813
837,000	CAMB Commercial Mortgage Trust 2019-LIFE (b,c)	1 Month LIBOR + 1.07	3.5538	12/15/2037	838,096
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 Trust (b,c)	1 Month LIBOR + 2.85	5.3500	10/15/2035	116,291
1,746,827	CD 2017-CD3 Mortgage Trust XA (d)		1.0320	2/10/2050	110,399
2,888,828	CD 2017-CD4 Mortgage Trust XA (d)		1.3177	5/10/2050	218,972
6,309,600	CFCRE 2017-C8 XA		1.6580	6/15/2050	599,503
2,302,000	CFCRE 2017-C8 XB		0.9544	6/15/2050	154,259
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN B (b)		4.6900	2/15/2033	1,114,958
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)		5.2948	2/15/2033	1,115,255
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)		6.0994	2/15/2033	671,771
725,000	CGGS Commercial Mortgage Trust 2018-WSS D (b,c)	1 Month LIBOR + 2.30	4.7837	2/15/2020	723,173
391,000	CHT 2017-COSMO Mortgage Trust E (b,c)	1 Month LIBOR + 3.00	5.4838	11/15/2034	391,975
209,000	CHT 2017-COSMO Mortgage Trust F (b,c)	1 Month LIBOR + 3.74	6.2250	11/15/2034	209,553
663,774	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,d)		2.0531	9/10/2045	30,797
6,457,407	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d)		1.2135	5/10/2047	323,134
4,478,097	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)		1.0540	10/10/2047	207,405
131,000	Citigroup Commercial Mortgage Trust 2015-GC27 C (d)		4.4279	2/10/2048	131,986
278,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)		4.5770	2/10/2048	259,505
256,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)		2.8500	2/10/2049	207,461
1,969,818	Citigroup Commercial Mortgage Trust 2016-GC36 XA (d)		1.2947	2/10/2049	133,854
4,635,102	Citigroup Commercial Mortgage Trust 2016-P3 XA (d)		1.7003	4/15/2049	395,915
1,063,627	Citigroup Commercial Mortgage Trust 2016-P5 (d)		1.5346	10/10/2049	84,675
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D (b,d)	1 Month LIBOR + 1.80	4.2838	12/15/2019	796,490
414,000	CLNS Trust 2017-IKPR D (b,c)	1 Month LIBOR + 2.05	4.5428	6/11/2032	415,554
414,000	CLNS Trust 2017-IKPR E (b,c)	1 Month LIBOR + 3.50	5.9928	6/11/2032	416,591
38,000	CLNS Trust 2017-IKPR F (b,c)	1 Month LIBOR + 4.50	6.9928	6/11/2032	38,237
722,000	Cloverleaf Cold Storage Trust 2019-CHL2 A (b,c)	1 Month LIBOR + 1.08	3.5600	3/15/2036	722,908
100,000	Cloverleaf Cold Storage Trust 2019-CHL2 E (b,c)	1 Month LIBOR + 2.30	4.7800	3/15/2036	100,251
100,000	Cloverleaf Cold Storage Trust 2019-CHL2 F (b,c)	1 Month LIBOR + 2.75	5.2300	3/15/2036	100,251
194,000	Cloverleaf Cold Storage Trust 2019-CHL2 G (b,c)	1 Month LIBOR + 3.80	6.2800	3/15/2036	194,486
338,000	Cold Storage Trust 2017-ICE3 A (b,c)	1 Month LIBOR + 1.00	3.4837	4/15/2024	338,003
792,378	COMM 2012-CCRE3 Mortgage Trust XA (d)		2.0686	10/15/2045	43,019
152,000	COMM 2012-CR4 D (d)		4.5726	11/15/2022	64,769
707,421	COMM 2012-LC4 Mortgage XA Trust (b,d)		2.1074	12/10/2044	34,823
8,398,383	COMM 2013-CCRE12 Mortgage Trust XA (d)		1.1671	10/10/2046	356,684
100,000	COMM 2014-CCRE20 Mortgage Trust C (d)		4.6576	11/10/2047	103,290
563,625	COMM 2014-UBS4 E Mortgage Trust (b)		3.7500	8/10/2047	407,409
644,150	COMM 2014-UBS4 F Mortgage Trust (b)		3.7500	8/10/2047	228,861
1,207,795	COMM 2014-UBS4 G Mortgage Trust (b)		3.7500	8/10/2047	123,010
5	COMM 2014-UBS4 V Mortgage Trust (b,d)		0.0010	8/10/2047	-
20,788,460	COMM 2015-CCRE22 Mortgage Trust XA (d)		0.9520	3/10/2048	776,617
969,885	COMM 2016-DC2 XA Mortgage Trust (d)		1.0323	2/10/2049	52,019
53,000	COMM 2016-DC2 Mortgage Trust (d)		4.6408	2/10/2049	53,513
115,000	COMM 2016-GCT Mortgage D Trust (b,d)		3.4614	8/10/2029	113,705
111,000	COMM 2016-GCT Mortgage E Trust (b,d)		3.4614	8/10/2021	109,530
132,000	COMM 2018-HCLV Mortgage Trust (b,c)	1M LIBOR + 1.70	4.1838	9/15/2033	132,499
396,000	COMM 2018-HCLV Mortgage Trust (b,c)	1M LIBOR + 2.18	4.6604	9/15/2033	397,150
7,455,797	Commercial Mortgage Trust		1.3564	1/10/2023	313,735
79,000	Commercial Mortgage Pass Through Certificates C (d)		4.6470	2/10/2049	82,792
104,844	Core Industrial Trust 2015-CALW (b,d)		3.8504	2/10/2034	105,208
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	COMMERCIAL MBS - 11.6% (Continued)
1,412,985	Credit Suisse Commercial Mortgage Trust (d)		4.5000	3/25/2021	1,417,893
1,919,638	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)		0.9510	4/15/2050	74,890
6,596,546	CSAIL 2017-C8 Commercial Mortgage Trust XA (d)		1.2495	6/15/2050	436,263
10,004,768	CSAIL 2017-CX9 Commercial Mortgage Trust XA (d)		0.8926	9/15/2050	430,355
10,527,719	CSAIL 2017-CX10 Commercial Mortgage Trust (d)		0.7264	11/15/2027	510,810
11,157,065	CSAIL 2018-CX12 Commercial Mortgage Trust (d)		0.6228	8/15/2051	513,138
623,000	CSMC Trust 2017-CHOP D (b,c)	1 Month LIBOR + 1.90	4.3837	7/15/2032	623,384
57,000	CSMC Trust 2017-CHOP E (b,c)	1 Month LIBOR + 3.30	5.7837	7/15/2032	57,142
171,000	CSMC Trust 2017-LSTK C (b)		3.2294	4/5/2021	170,167
204,000	CSMC Trust 2017-LSTK D (b,d)		3.3305	4/5/2021	201,625
109,947	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)		5.4386	12/10/2049	99,038
547,506	GPT 2018-GPP Mortgage Trust (b,c)	1 Month LIBOR + 1.28	3.7637	6/15/2035	543,043
160,000	Great Wolf Trust 2017 D (b,c)	1 Month LIBOR + 2.10	4.7338	9/15/2034	160,098
249,000	Great Wolf Trust 2017 E (b,c)	1 Month LIBOR + 3.10	5.7337	9/15/2034	249,308
132,000	Great Wolf Trust 2017 F (b,c)	1 Month LIBOR + 4.07	6.7038	9/15/2034	132,289
255,000	GS Mortgage Securities Corp. Trust 2017-500K E (b,c)	1 Month LIBOR + 1.50	3.9837	7/15/2032	254,281
175,000	GS Mortgage Securities Corp. Trust 2017-500K F (b,c)	1 Month LIBOR + 1.80	4.2838	7/15/2032	174,509
1,055,000	GS Mortgage Securities Corp Trust 2018-3PCK (b,c)	1 Month LIBOR + 1.45	3.9337	9/15/2021	1,056,699
146,000	GS Mortgage Securities Corp Trust 2018-FBLU (b,c)	1 Month LIBOR + 3.25	5.7337	11/15/2035	145,922
290,000	GS Mortgage Securities Corp Trust 2018-TWR (b,c)	1 Month LIBOR + 3.93	6.4084	7/15/2031	285,152
550,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)		4.5234	11/10/2047	466,494
8,000,334	GS Mortgage Securities Trust 2015-GC28 XA (d)		1.0978	2/10/2048	320,662
511,000	Hilton Orlando Trust 2018-ORL B (b,c)	1 Month LIBOR + 1.05	3.5337	12/15/2034	507,790
2,000,000	James Town CLO LTD. (d)		4.2610	10/20/2028	2,001,669
30,558	J.P. Morgan Commercial Mortgage Securities Trust 2006-LDP8 X (d)		0.4197	5/15/2045	36
638,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS		5.3370	5/15/2047	589,339
1,340	J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)		5.4660	6/12/2047	1,339
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 D (b,d)		5.6616	2/15/2046	117,203
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)		5.6616	2/15/2046	327,364
659,202	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)		1.5828	5/15/2045	26,662
1,491,526	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)		1.8209	10/15/2045	72,040
580,234	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)		1.6533	6/15/2045	18,919
34,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B		3.4595	8/15/2049	33,613
26,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)		3.7919	8/15/2049	25,641
104,844	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI C (d)		3.5537	10/5/2031	104,512
119,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (d)		4.0090	10/5/2021	117,584
167,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C (b,c)	1 Month LIBOR + 1.25	3.7428	7/15/2034	166,788
129,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D (b,c)	1 Month LIBOR + 1.95	4.4427	7/15/2034	129,079
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E (b,c)	1 Month LIBOR + 2.95	5.4428	7/15/2034	115,142
161,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F (b,c)	1 Month LIBOR + 3.75	6.2427	7/15/2034	159,205
1,064,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 A (b,c)	1 Month LIBOR + 0.80	3.2838	2/15/2035	1,057,359
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B(b,c)	1 Month LIBOR + 1.10	3.5837	2/15/2035	1,103,427
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)	1 Month LIBOR + 1.30	3.7838	2/15/2035	143,637
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON C (b,d)		3.7557	1/5/2031	116,409
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b,c)	1 Month LIBOR + 2.60	5.0819	7/5/2023	785,023
1,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b)		5.5422	7/5/2023	1,007,177
9,591,409	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)		0.9905	11/15/2047	337,778
887,396	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)		1.1628	1/15/2048	35,599
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (b,d)		3.8451	2/15/2048	119,010
91,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)		4.6718	11/15/2048	94,080
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)		4.9049	3/15/2049	89,287
13,043,015	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d)		0.9925	3/15/2050	774,635
138,329	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,d)		0.6823	11/15/2038	41
115,274	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,d)		0.6823	11/15/2038	34
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,d)		2.8568	11/14/2027	539,443
17,884	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)		5.8618	5/12/2039	18,032
500,000	Monarch Beach Resort Trust 2018-MBR MZ (b,c)	1 Month LIBOR + 4.96	7.4437	7/15/2025	499,418
674,704	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,d)		1.5245	8/15/2045	25,881
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (d)		4.4893	10/15/2047	126,591
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C		4.0000	12/15/2047	124,221
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)		4.6798	10/15/2048	74,888
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)		4.7508	4/15/2026	94,792
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d)		0.1681	11/15/2052	243,801
305,304	Morgan Stanley Capital I Trust 2011-C1 XA (b,d)		0.4261	9/15/2047	1,448
116,000	Morgan Stanley Capital I Trust 2014-150E (b)		4.2640	9/9/2032	121,103
956,797	Morgan Stanley Capital I Trust 2016-UB11 XA (d)		1.6373	8/15/2049	79,042
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)	1 Month LIBOR + 2.20	4.6838	11/15/2034	164,688
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)	1 Month LIBOR + 3.15	5.6338	11/15/2034	246,534
187,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)	1 Month LIBOR + 4.35	6.8338	11/15/2034	186,764
569,000	Morgan Stanley Capital I Trust 2017-CLS E (b,c)	1 Month LIBOR + 1.95	4.4337	11/15/2034	565,790
632,000	Morgan Stanley Capital I Trust 2017-CLS F (b,c)	1 Month LIBOR + 2.60	5.0838	11/15/2034	628,433
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	COMMERCIAL MBS - 11.6% (Continued)
786,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)	1 Month LIBOR + 0.90	3.3838	7/15/2035	778,122
150,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)	1 Month LIBOR + 3.05	5.5338	7/15/2035	148,966
95,200	MSCCG 2016-SNR C		5.2050	11/13/2021	95,276
378,000	MSCG Trust 2018-SELF (b,c)	1 Month LIBOR + 3.05	5.5338	10/15/2028	376,577
884,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 A (b,c)	1 Month LIBOR + 0.95	3.4387	6/15/2035	875,269
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C (b,c)	1 Month LIBOR + 2.20	4.6888	6/15/2035	98,337
515,000	NLY COMMERCIAL MORTGAGE TRUST (d)		4.0838	2/15/2036	515,637
14,174	PFP 2017-3 Ltd. C (b,d)	1 Month LIBOR + 2.50	4.9838	1/14/2035	14,118
25,000	RAIT 2017-FL7 Trust AS (b,c)	1 Month LIBOR + 1.30	3.7838	6/15/2037	25,009
734,000	Ready Capital Mortgage Trust 2019-FL3 (b,c)	1 Month LIBOR + 1.00	3.5000	3/25/2034	734,000
820,224	Ready Capital Mortgage Trust 2019-5 (b)		3.7768	2/25/2052	834,341
283,000	Rosslyn Portfolio Trust 2017-ROSS A (b,c)	1 Month LIBOR + 0.95	3.4337	6/15/2033	282,888
283,000	Rosslyn Portfolio Trust 2017-ROSS B (b,c)	1 Month LIBOR + 1.25	3.7338	6/15/2033	281,941
750,897	SG Commercial Mortgage Securities Trust 2016-C5 XA (d)		1.9960	10/10/2048	73,994
910,611	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 0.90	3.3838	6/15/2031	909,717
485,396	SLIDE 2018-FUN (b,c)	1 Month LIBOR + 3.00	5.4838	6/15/2031	486,590
1,534,000	STWD 2018-URB Mortgage Trust (b,c)	1 Month LIBOR + 1.00	3.4837	5/15/2035	1,530,406
247,000	STWD 2018-URB Mortgage Trust (b,c)	1 Month LIBOR + 3.15	5.6338	5/15/2035	243,973
106,121	Tharaldson Hotel Portfolio Trust 2018-THPT E (b,c)	1 Month LIBOR + 3.18	5.6609	11/11/2034	106,584
377,276	TPG Real Estate Finance 2018-FL-1 Issuer LTD A (b,c)	1 Month LIBOR + 0.75	3.2338	4/15/2035	377,275
1,443,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD AS (b,c)	1 Month LIBOR + 0.95	3.4337	4/15/2035	1,439,280
608,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD B (b,c)	1 Month LIBOR + 1.30	3.7838	4/15/2035	605,809
747,117	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,d)		2.1740	8/10/2049	39,277
4,228,177	UBS Commercial Mortgage Trust 2012-C1 XA (b,d)		2.0652	5/10/2045	212,244
104,000	UBS Commercial Mortgage Trust 2017-C7 C (d)		4.5868	12/15/2050	105,307
11,122,306	UBS Commercial Mortgage Trust 2018-C8 XA (d)		0.8887	2/15/2051	686,200
1,806,589	UBS Commercial Mortgage Trust 2018-C9 XA (d)		0.8985	3/15/2051	120,472
103,000	UBS Commercial Mortgage Trust 2019-C16 C		4.3201	4/15/2052	105,613
823,645	Velocity Commercial Capital Loan Trust 2016-2 AFX (d)		2.9969	10/25/2046	825,518
746,748	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)		3.0000	5/25/2047	739,704
753,271	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,d)		3.0700	11/25/2047	756,073
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)		3.9380	8/15/2050	107,117
5,214,565	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)		1.2989	2/15/2048	286,013
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)		4.6075	11/15/2048	76,537
1,005,246	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)		1.3491	4/15/2050	54,234
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)		4.5433	9/15/2058	61,310
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)		4.6382	9/15/2057	100,713
1,067	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (d)		1.7783	8/15/2049	109
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)		4.7207	1/15/2059	62,095
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (b)		3.1230	3/15/2059	126,427
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)		5.0292	6/15/2049	92,967
1,034,976	Wells Fargo Commercial Mortgage Trust 2016-NSX6 (d)		1.6397	11/15/2049	84,369
126,000	Wells Fargo Commercial Mortgage Trust 2018-BXI D (b,c)	1 Month LIBOR + 1.56	4.0402	12/15/2036	126,007
130,000	Wells Fargo Commercial Mortgage Trust 2018-C46		5.1456	8/15/2051	134,574
9,671,286	Wells Fargo Commercial Mortgage Trust 2018-C46 (d)		0.9489	8/15/2051	607,212
682,597	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,d)		1.9079	8/15/2045	33,901
779,943	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,d)		2.0761	11/15/2045	43,144
923,117	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)		1.0682	8/15/2047	37,506
					65,441,763
	COMMERCIAL SERVICES - 0.1%
600,000	Adani Ports & Special Economic Zone Ltd.		3.9500	1/19/2022	601,716
35,000	Garda World Security Corp. (b)		8.7500	5/15/2025	33,250
30,000	Refinitiv US Holdings, Inc. (b)		6.2500	5/15/2026	30,412
20,000	Star Merger Sub, Inc. (b)		6.8750	8/15/2026	20,450
50,000	United Rentals North America, Inc.		6.5000	12/15/2026	52,625
43,000	Verscend Escrow Corp. (b)		9.7500	8/15/2026	42,893
					781,346
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
590,000	Air Lease Corp.		2.5000	3/1/2021	585,350
140,000	Air Lease Corp.		3.2500	3/1/2025	134,828
150,000	Ally Financial, Inc.		4.1250	3/30/2020	150,988
65,000	Ally Financial, Inc.		4.2500	4/15/2021	65,813
125,000	American Express Co.		3.4000	2/22/2024	127,012
360,000	American Express Co.		3.7000	11/5/2021	367,936
400,000	Banco BTG Pactual SA		5.7500	9/28/2022	401,800
200,000	Banco BTG Pactual SA (b,c)	5 Year Treasury + 5.26	7.7500	2/15/2029	198,700
590,000	Capital One Financial Corp.		2.4000	10/30/2020	586,622
90,000	Capital One Financial Corp. (c)	3 Month LIBOR + 0.72	3.4705	1/30/2023	88,842
500,000	Credito Real SAB de CV SOFOM ER		7.2500	7/20/2023	514,375
200,000	Credito Real SAB de CV SOFOM ER (c)	5 Year Treasury + 7.03	9.1250	5/29/2167	193,750
180,000	Discover Financial Services		4.1000	2/9/2027	179,898
55,000	Lions Gate Capital Holdings LLC (b)		6.3750	2/1/2024	57,613
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	DIVERSIFIED FINANCIAL SERVICES - 1.0% (Continued)
25,000	Nationstar Mortgage Holdings, Inc. (b)		8.1250	7/15/2023	25,750
40,000	NFP Corp. (b)		6.8750	7/15/2025	38,200
854,163	SPARC EM SPC Panama Metro Line 2 SP **		-	12/5/2022	786,898
245,000	Synchrony Financial		3.9500	12/1/2027	230,873
40,000	Tempo Acquisition LLC (b)		6.7500	6/1/2025	40,300
800,000	Unifin Financiera SAB de CV SOFOM ENR		7.2500	9/27/2023	806,008
200,000	Unifin Financiera SAB de CV SOFOM ENR (c)	5 Year Treasury + 6.31	8.8750	7/29/2066	173,502
					5,755,058
	ELECTRIC - 1.0%
200,000	AES Andres BV (b)		7.9500	5/11/2026	212,250
400,000	AES Gener SA (b,c)	5 Year Swap + 4.64	7.1250	3/26/2079	409,000
600,000	Colbun SA		4.5000	7/10/2024	618,102
197,400	Cometa Energia SA de CV		6.3750	4/24/2035	192,958
575,000	Consolidated Edison, Inc.		2.0000	3/15/2020	570,072
5,000	Consolidated Edison, Inc.		2.0000	5/15/2021	4,923
450,000	Enel Generacion Chile SA		4.2500	4/15/2024	459,742
200,000	Energuate Trust		5.8750	5/3/2027	196,302
200,000	Inkia Energy Ltd.		5.8750	11/9/2027	195,252
400,000	Israel Electric Corp Ltd. (b)		5.0000	11/12/2024	422,000
200,000	Israel Electric Corp Ltd.		6.8750	6/21/2023	222,860
200,000	LLPL Capital Pte Ltd. (b)		6.8750	2/4/2039	216,024
200,000	Minejesa Capital BV		5.6250	8/10/2037	198,512
440,000	NextEra Energy Capital Holdings, Inc.		2.9000	4/1/2022	440,836
200,000	Orazul Energy Egenor S en C por A		5.6250	4/28/2027	196,560
350,000	Pampa Energia SA		7.3750	7/21/2023	326,028
150,000	Pampa Energia SA		7.5000	1/24/2027	132,195
375,000	PSEG Power LLC		3.8500	6/1/2023	384,544
196,600	Star Energy Geothermal Wayang Windu Ltd.		6.7500	4/24/2033	197,070
138,826	Stoneway Capital Corp.		10.0000	3/1/2027	134,314
40,000	Vistra Operations Co LLC (b)		5.5000	9/1/2026	41,600
30,000	Vistra Operations Co LLC (b)		5.6250	2/15/2027	31,200
					5,802,344
	ELECTRONICS - 0.0% *
185,000	Arrow Electronics, Inc.		3.8750	1/12/2028	178,097

	ENGINEERING & CONSTRUCTION - 0.0% *
50,000	AECOM		5.1250	3/15/2027	48,312
300,000	OAS Financial Ltd. (b,c,g)	5 Year Treasury + 8.19	-	12/31/2049	750
					49,062
	ENTERTAINMENT - 0.0% *
40,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)		5.2500	10/15/2025	38,525
35,000	Eldorado Resorts, Inc.		6.0000	4/1/2025	35,437
					73,962
	ENVIRONMENTAL CONTROL - 0.0% *
35,000	Tervita 2018 Escrow Corp. (b)		7.6250	12/1/2021	34,737

	FOOD - 0.4%
10,000	Albertsons Cos LLC (b)		7.5000	3/15/2026	10,288
30,000	Albertsons Cos LLC		5.7500	3/15/2025	28,463
35,000	B&G Foods, Inc.		5.2500	4/1/2025	33,556
200,000	Grupo Bimbo SAB de CV (c)	5 Year Treasury + 3.28	5.9500	7/17/2166	205,600
400,000	JBS Investments GmbH		6.2500	2/5/2023	405,560
30,000	JBS USA LLC / JBS USA Finance, Inc. (b)		6.7500	2/15/2028	31,050
200,000	MARB Bond Co. PLC		6.8750	1/19/2025	194,500
700,000	Marfrig Holdings Europe BV		8.0000	6/8/2023	721,875
200,000	Minerva Luxembourg SA		6.5000	9/20/2026	198,480
380,000	Mondelez International, Inc.		3.0000	5/7/2020	380,880
55,000	Pilgrim's Pride Corp. (b)		5.7500	3/15/2025	55,550
195,000	Smithfield Foods, Inc. (b)		4.2500	2/1/2027	185,571
					2,451,373
	FOOD SERVICE - 0.0% *
20,000	Aramark Services, Inc. (b)		5.0000	2/1/2028	19,918
35,000	Aramark Services, Inc. (b)		5.0000	4/1/2025	35,840
					55,758
	FOREIGN GOVERNMENT - 0.2%
300,000	Argentine Republic Government International Bond		5.6250	1/26/2022	258,750
200,000	Argentine Republic Government International Bond		6.8750	1/26/2027	161,800
200,000	Costa Rica Government International Bond		9.9950	8/1/2020	209,752
200,000	Indonesia Government International Bond		3.3750	4/15/2023	200,010
262,000	Mexico Government International Bond		4.1500	3/28/2027	266,375
					1,096,687
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	FOREST PRODUCTS & PAPER - 0.2%
600,000	Celulosa Arauco y Constitucion SA		4.5000	8/1/2024	618,000
300,000	Inversiones CMPC SA/Cayman Islands Branch		4.3750	5/15/2023	305,344
					923,344
	GAS - 0.0% *
80,000	Brooklyn Union Gas Co. (b)		4.4870	3/4/2049	85,110

	HAND/MACHINE TOOLS - 0.0% *
30,000	Colfax Corp. (b)		6.0000	2/15/2024	31,237
15,000	Colfax Corp (b)		6.3750	2/15/2026	15,966
					47,203
	HEALTHCARE - PRODUCTS - 0.2%
30,000	Avantor, Inc. (b)		9.0000	10/1/2025	32,513
630,000	Thermo Fisher Scientific, Inc.		3.6000	8/15/2021	640,323
270,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	269,337
					942,173
	HEALTHCARE - SERVICES - 0.1%
410,000	Anthem, Inc.		2.5000	11/21/2020	407,909
53,000	Centene Corp.		4.7500	1/15/2025	54,060
45,000	HCA, Inc.		5.3750	9/1/2026	47,419
5,000	HCA, Inc.		5.8750	2/1/2029	5,387
35,000	MPH Acquisition Holdings LLC (b)		7.1250	6/1/2024	34,912
55,000	WellCare Health Plans, Inc. (b)		5.3750	8/15/2026	57,544
					607,231
	HOLDING COMPANIES - 0.1%
450,000	CK Hutchison International 17 Ltd. (c)	5 Year Treasury Bond + 2.07	4.0000	11/12/2167	446,561

	HOME EQUITY ABS - 1.0%
1,650,127	Accredited Mortgage Loan Trust 2005-4 (c)	1 Month LIBOR + 0.32	2.8055	12/25/2035	1,641,238
155,420	Bayview Financial Acquisition Trust 2007-A 1A5 (f)		6.1010	5/28/2037	159,712
2,870,026	GSAA Home Equity Trust 2006-18 AF6 (f)		5.6816	11/25/2036	1,305,091
192,481	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	160,499
1,367,062	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)	1 Month LIBOR + 0.08	2.5655	2/25/2037	1,203,389
					4,469,929
	HOME FURNISHINGS - 0.0% *
55,000	Tempur Sealy International, Inc.		5.5000	6/15/2026	55,034

	INSURANCE - 0.3%
40,000	Alliant Holdings Intermediate LLC (b)		8.2500	8/1/2023	41,000
175,000	Athene Global Funding (b)		3.0000	7/1/2022	174,588
270,000	AXA Equitable Holdings, Inc. (b)		3.9000	4/20/2023	276,603
100,000	Liberty Mutual Group, Inc. (b)		6.5000	5/1/2042	123,247
270,000	Marsh & McLennan Cos, Inc. (c)	3 Month LIBOR + 1.20	3.8010	12/29/2021	270,631
175,000	Prudential Financial, Inc.		4.5000	11/16/2021	182,609
395,000	Prudential Financial, Inc.		7.3750	6/15/2019	398,458
175,000	Willis North America, Inc.		4.5000	9/15/2028	181,940
					1,649,076
	INTERNET - 0.1%
415,000	eBay, Inc.		2.7500	1/30/2023	409,845

	IRON/STEEL - 0.0% *
100,000	CSN Islands XII Corp.		7.0000	12/23/2167	85,962

	LEISURE TIME - 0.0% *
105,000	Royal Caribbean Cruises Ltd.		3.7000	3/15/2028	101,194
65,000	Viking Cruises Ltd. (b)		5.8750	9/15/2027	63,245
					164,439
	LODGING - 0.0% *
200,000	Gohl Capital Ltd.		4.2500	1/24/2027	198,490
25,000	Hilton Domestic Operating Co., Inc.		4.2500	9/1/2024	24,953
					223,443
	MACHINERY - CONSTRUCTION & MINING - 0.0% *
105,000	John Deere Capital Corp.		3.4500	1/10/2024	107,909
85,000	Roper Technologies, Inc.		4.2000	9/15/2028	88,106
					196,015
	MEDIA - 0.4%
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.7500	2/15/2026	47,081
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.0000	2/1/2028	49,308
25,000	Cengage Learning, Inc. (b)		9.5000	6/15/2024	20,625
175,000	Charter Communications Operating LLC / Charter Communications Operating Capital		4.9080	7/23/2025	184,656
380,000	Comcast Corp		3.4500	10/1/2021	387,494
120,000	Comcast Corp		3.7000	4/15/2024	123,963
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	MEDIA - 0.4% (Continued)
60,000	CSC Holdings LLC		5.2500	6/1/2024	60,900
600,000	Globo Comunicacao e Participacoes SA		4.8750	4/11/2022	608,250
35,000	Gray Escrow, Inc. (b)		7.0000	5/15/2027	37,188
40,000	Sirius XM Radio, Inc. (b)		5.3750	7/15/2026	40,862
761,000	VTR Finance BV		6.8750	1/15/2024	780,025
					2,340,352
	MINING - 0.5%
900,000	Freeport-McMoRan, Inc.		4.5500	11/14/2024	886,500
150,000	Freeport-McMoRan, Inc.		5.4000	11/14/2034	136,500
60,000	Freeport-McMoRan, Inc.		5.4500	3/15/2043	52,501
800,000	Fresnillo PLC		5.5000	11/13/2023	842,008
200,000	Nexa Resources Peru SAA		4.6250	3/28/2023	202,502
200,000	Vedanta Resources PLC		7.1250	5/31/2023	195,600
400,000	Vedanta Resources PLC		6.1250	8/9/2024	365,244
					2,680,855
	MISCELLANEOUS MANUFACTURING - 0.1%
315,000	General Electric Co.		2.7000	10/9/2022	309,340
90,000	General Electric Co.		5.8750	1/14/2038	95,736
					405,076
	MUNICIPAL - 0.6%
5,400,000	Commonwealth of Puerto Rico (g)		8.0000	7/1/2035	2,801,250
35,000	Missouri Highway & Transportation Commission		5.0630	5/1/2024	38,693
650,000	Puerto Rico Commonwealth Government Employees Retirement System (g)		6.3000	7/1/2043	333,125
50,000	State of California		7.5500	4/1/2039	75,936
					3,249,004
	OIL & GAS - 1.0%
400,000	Bharat Petroleum Corp Ltd.		4.6250	10/25/2022	414,040
200,000	Canacol Energy Ltd. (b)		7.2500	5/3/2025	199,502
195,000	Canadian Natural Resources Ltd.		2.9500	1/15/2023	193,552
200,000	CNOOC Finance 2012 Ltd.		3.0000	5/9/2023	197,950
85,000	Continental Resources, Inc.		4.3750	1/15/2028	87,269
480,000	Delek & Avner Tamar Bond Ltd. (b)		4.4350	12/30/2020	484,222
100,000	Delek & Avner Tamar Bond Ltd. (b)		5.4120	12/30/2025	102,158
300,000	Ecopetrol SA		5.8750	9/18/2023	327,675
200,000	Geopark Ltd.		6.5000	9/21/2024	200,750
200,000	Gran Tierra Energy International Holdings Ltd.		-	2/15/2025	191,000
25,000	Gulfport Energy Corp.		6.3750	5/15/2025	22,625
40,000	Hilcorp Energy I LP / Hilcorp Finance Co. (b)		6.2500	11/1/2028	40,100
400,000	Indian Oil Corp Ltd.		5.7500	8/1/2023	431,946
20,000	Indigo Natural Resources LLC (b)		6.8750	2/15/2026	17,700
95,000	Marathon Petroleum Corp. (b)		5.1250	12/15/2026	102,034
15,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	15,150
800,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	5/7/2023	803,491
200,000	Pan American Energy LLC/Argentina		7.8750	5/7/2021	203,000
15,000	Parsley Energy LLC (b)		5.6250	10/15/2027	14,925
50,000	Petroleos Mexicanos		6.5000	6/2/2041	45,259
200,000	PTTEP Treasury Center Co. Ltd. (c)	5 Year Treasury + 2.72	4.6000	1/17/2168	198,126
30,000	QEP Resources, Inc.		5.6250	3/1/2026	27,150
650,000	Reliance Holding USA, Inc.		5.4000	2/14/2022	681,797
35,000	Sunoco LP / Sunoco Finance Corp.		5.5000	2/15/2026	34,650
15,000	Sunoco LP / Sunoco Finance Corp. (b)		6.0000	4/15/2027	15,071
23,625	Transocean Guardian Ltd. (b)		5.8750	1/15/2024	23,979
20,000	Transocean, Inc. (b)		7.2500	11/1/2025	19,800
35,000	Transocean Poseidon Ltd. (b)		6.8750	2/1/2027	36,400
500,000	YPF SA		8.5000	3/23/2021	504,500
100,000	YPF SA		8.5000	7/28/2025	98,125
					5,733,946
	OIL & GAS SERVICES - 0.1%
345,000	Schlumberger Holdings Corp. (b)		3.7500	5/1/2024	352,541
25,000	USA Compression Partners LP / USA Compression Finance Corp. (b)		6.8750	9/1/2027	25,406
30,000	USA Compression Partners LP / USA Compression Finance Corp.		6.8750	4/1/2026	30,788
					408,735
	OTHER ABS - 17.3%
221,985	AASET 2018-1 US Ltd. A (b)		3.8440	1/16/2038	221,782
867,205	Adams Mill CLO Ltd. (b,c)	3 Month LIBOR + 1.10	3.8873	7/15/2026	866,979
2,000,000	AIMCO CLO Series 2015-AA AR (b,c)	3 Month LIBOR + 0.85	3.6373	1/15/2028	1,991,372
1,286,863	Ajax Mortgage Loan Trust 2016-C A (b,e)		4.0000	10/25/2057	1,287,012
500,000	Anchorage Capital CLO 5 Ltd. 2014-5RA A (b,c)	3 Month LIBOR + 0.99	3.7773	1/15/2030	496,027
556,797	Apidos CLO XVI 2013-16A A1R (b,c)	3 Month LIBOR + 0.98	3.7410	1/19/2025	556,927
500,000	Apidos CLO XXI 2015-21A ER (b,c)	3 Month LIBOR + 8.25	11.0303	7/18/2027	469,987
500,000	Apidos CLO XXIV 2016-24A DR (b,c)	3 Month LIBOR + 5.80	8.5610	10/20/2030	480,607
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	OTHER ABS - 17.3% (Continued)
500,000	Atrium XIII E (b,c)	3 Month LIBOR + 6.05	8.8110	11/21/2030	488,214
500,000	Atrium XIV 14A E (b,c)	3 Month LIBOR + 5.65	8.4289	8/23/2030	471,915
1,000,000	Avery Point VI CLO Ltd. 2015-6A AR (b,c)	3 Month LIBOR + 1.05	3.7826	8/5/2027	996,433
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. (b,c)	3 Month LIBOR + 1.50	4.2873	1/15/2028	1,000,528
500,000	Barings CLO Ltd 2018-III D (b,c)	3 Month LIBOR + 2.90	5.6610	7/20/2029	486,735
1,000,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)	3 Month LIBOR + 1.04	3.8134	7/17/2028	994,718
1,000,000	California Street CLO IX LP (b,c)	3 Month LIBOR + 1.45	4.2289	10/16/2028	1,000,415
500,000	Canyon Capital CLO 2016-1 Ltd ER (b,c)	3 Month LIBOR + 2.80	5.5873	7/15/2031	473,837
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)	3 Month LIBOR + 5.75	8.5373	7/15/2031	456,277
500,000	Canyon Capital CLO 2017-1A D Ltd. (b,c)	3 Month LIBOR + 3.60	6.3873	7/15/2030	492,822
1,000,000	Carbone Clo Ltd. 2017-1A A1 (b,c)	3 Month LIBOR +1.14	3.9157	1/20/2031	992,500
1,000,000	Cathedral Lake CLO 2013 Ltd. (b,c)	3 Month LIBOR + 1.20	3.9873	10/15/2029	991,670
500,000	Carlyle Global Market Strategies CLO 2014-2R (b,c)	3 Month LIBOR +5.35	8.0337	5/15/2031	461,273
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (b,c)	3 Month LIBOR + 1.00	3.7610	4/20/2027	1,003,146
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A (b,c)	3 Month LIBOR + 1.30	4.0610	4/20/2031	1,000,454
2,000,000	Cathedral Lake V Ltd. 2018-5A (b,c)	3 Month LIBOR + 1.20	3.6413	10/21/2030	1,987,652
373,413	CENT CLO 19 Ltd. 2013-19A A1A (b,c)	3 Month LIBOR + 1.33	4.0816	10/29/2025	374,135
500,000	Chenango Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.80	8.5873	4/15/2030	478,337
715,538	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)		5.1245	6/25/2037	718,604
589,076	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)		3.3900	7/15/2025	589,527
1,116,915	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)		3.4700	10/15/2025	1,118,509
2,627	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)		4.4229	4/25/2036	2,638
1,330,640	CSMC 2018-RPL8 Trust (b,d)		4.1250	7/25/2058	1,334,588
500,000	Dorchester Park CLO Ltd 2015-1A DR (b,c)	3 Month LIBOR + 2.40	5.1610	4/20/2028	483,230
500,000	Dryden 40 Senior Loan Fund 2015-40A (b,c)	3 Month LIBOR + 5.75	8.4337	8/15/2031	476,508
500,000	Fillmore Park CLO Ltd 2018-1A D (b,c)	3 Month LIBOR + 2.90	5.6873	7/15/2030	485,740
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)	3 Month LIBOR + 5.40	8.1873	7/18/2030	463,823
132,125	GoldentTree Loan Management US CLO 1 Ltd X (b,c)	3 Month LIBOR + 0.80	3.5610	4/20/2029	132,208
2,500,000	GREYWOLF CLO VII Ltd. 2018-2A (b,c)	3 Month LIBOR + 1.18	3.7449	10/20/2031	2,477,499
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C (b,c)	3 Month LIBOR + 2.70	5.4362	8/1/2025	250,072
131,674	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (b,c)	3 Month LIBOR + 1.13	3.9103	4/18/2026	131,609
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. A1R (b,c)	3 Month LIBOR + 0.90	3.6803	10/18/2027	1,983,017
1,500,000	Hayfin Kingsland VIII Ltd. (b,c)	3 Month LIBOR + 1.12	3.8810	4/20/2031	1,478,275
500,000	Highbridge Loan Management 8-2016 Ltd. DR (b,c)	3 Month LIBOR + 2.90	5.6610	7/20/2030	476,039
686,519	Hilton Grand Vacations Trust 2018-A (b)		3.5400	2/25/2032	695,951
970,937	Invitation Homes 2017-SFR2 Trust A (b,c)	1 Month LIBOR + 0.85	3.3317	12/17/2036	966,683
1,471,974	Invitation Homes 2018-SFR1 Trust A (b,c)	1 Month LIBOR + 0.70	3.1817	3/17/2037	1,452,060
255,000	Invitation Homes 2018-SFR1 Trust C (b,c)	1 Month LIBOR + 1.25	3.7317	3/17/2037	254,302
170,000	Invitation Homes 2018-SFR1 Trust D (b,c)	1 Month LIBOR + 1.45	3.9318	3/17/2037	169,448
1,076,177	Jamestown CLO IV Ltd. 2014-4A A1A (b,c)	3 Month LIBOR + 0.69	3.4773	7/15/2026	1,072,787
1,500,000	Jamestown CLO VIII Ltd 2015-8A A1AR (b,c)	3 Month LIBOR + 0.87	3.6573	1/15/2028	1,486,656
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 (b,c)	3 Month LIBOR + 1.15	3.9206	4/25/2030	1,042,153
1,000,000	Jefferson Mill CLO Ltd. 2015-1A (c)	3 Month LIBOR + 1.18	3.9508	10/20/2031	993,542
985,000	Jimmy Johns Funding LLC 2017-1A (b)		3.6100	7/30/2047	985,512
1,565,937	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)	1 Month LIBOR + 0.24	2.7255	8/25/2036	834,783
432,292	Labrador Aviation Finance Ltd. 2016-1A (b)		5.6820	1/15/2042	442,408
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. (b,c)	3 Month LIBOR + 5.60	8.3789	7/16/2031	467,014
500,000	LCM XIV LP DR (b,c)	3 Month LIBOR + 2.75	5.5110	7/20/2031	477,861
500,000	LCM XIV LP ER (b,c)	3 Month LIBOR + 5.50	8.2610	7/20/2031	463,593
500,000	LCM XVI LP AR (b,c)	3 Month LIBOR + 6.00	8.7873	10/15/2031	478,662
3,004,841	Legacy Mortgage Asset Trust 2018-GS1 (b,e)		4.0000	3/25/2058	3,003,279
1,463,885	Legacy Mortgage Asset Trust 2019-GS1 (b,e)		4.0000	1/25/2059	1,472,166
2,000,000	Legacy Mortgage Asset Trust 2019-GS2 (b,e)		3.7500	1/25/2059	2,016,322
789,000	LOANCORE 2018-CRE1 (d)		3.6137	5/15/2028	789,509
784,000	MACRE 2018-FL1 A		3.6338	6/15/2028	785,214
2,000,000	Madison Park Funding XI Ltd. AR (b,c)	3 Month LIBOR + 1.16	3.9324	7/23/2029	2,001,939
18,207	Marlette Funding Trust 2017-2 A (b)		2.3900	7/15/2024	18,203
319,770	Marlette Funding Trust 2018-1 A (b)		2.6100	3/15/2028	319,208
615,346	Marlette Funding Trust 2018-3 A (b)		3.2000	9/15/2028	615,657
900,316	Mill City Mortgage Loan Trust 2017-1 A1 (b,d)		2.7500	11/25/2058	889,629
163,620	Mosaic Solar Loans 2017-1 LLC A (b)		4.4500	6/20/2042	166,541
500,000	Myers Park CLO Ltd. 2018-1A (b,c)	3 Month LIBOR + 5.50	7.9194	10/20/2030	466,199
1,000,000	Ocean Trails CLO V 2014-5A (b,c)	3 Month LIBOR + 1.28	4.0769	10/13/2031	990,305
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)	3 Month LIBOR + 1.08	3.8447	4/26/2031	987,595
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR (b,c)	3 Month LIBOR + 4.00	6.7873	7/15/2029	500,529
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)	3 Month LIBOR + 5.75	8.5234	7/17/2030	469,007
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c)	3 Month LIBOR + 8.09	10.8773	7/15/2030	459,835
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C (b,c)	3 Month LIBOR + 2.85	5.6206	7/25/2030	480,905
63,375	OneMain Financial Issuance Trust 2015-1A (b)		3.1900	3/18/2026	63,386
316,612	Palmer Square Loan Funding 2017-1 Ltd A1 (b,c)	3 Month LIBOR + 0.74	3.5273	10/15/2025	316,204
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2016-1 (b,c)	3 Month LIBOR + 1.20	3.8510	8/23/2031	1,981,959
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	OTHER ABS - 17.3% (Continued)
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2018-1 (b,c)	3 Month LIBOR + 1.28	3.7716	10/20/2031	1,986,628
1,830,093	Pretium Mortgage Credit Partners I 2018-NPL2 LLC A1 (b,e)		3.7000	3/27/2033	1,825,893
1,456,975	Pretium Mortgage Credit Partners I 2018-NPL3 LLC A1 (b,e)		4.1250	8/27/2033	1,465,379
682,298	Prosper Marketplace Issuance Trust Series 2018-2 (b)		3.3500	10/15/2024	683,194
1,420,289	Prosper Marketplace Issuance Trust Series 2019-1 (b)		3.5400	4/15/2025	1,422,669
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. (b,c)	3 Month LIBOR + 1.21	3.9973	10/15/2030	3,309,244
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)	3 Month LIBOR + 1.19	3.9606	10/25/2031	988,219
1,000,000	Romark WM-R Ltd 2018-1A A1 (b,c)	3 Month LIBOR + 1.03	3.7910	4/20/2031	983,997
611,384	SCF Equipment Leasing 2017-2A A LLC (b)		3.4100	12/20/2023	612,727
2,000,000	Shackleton 2016-IX CLO Ltd. A (b,c)	3 Month LIBOR + 1.50	4.2610	10/20/2028	2,001,481
228,869	Sierra Timeshare 2016-2 Receivables Funding LLC (b)		2.3300	7/20/2033	225,663
537,019	Sierra Timeshare 2016-3 Receivables Funding LLC (b)		2.4300	10/20/2033	533,784
251,762	Sofi Consumer Loan Program 2016-3 A LLC (b)		3.0500	12/26/2025	251,826
151,367	Sofi Consumer Loan Program 2017-5 A1 LLC (b)		2.1400	9/25/2026	150,977
138,975	Sofi Consumer Loan Program 2017-6 A1 LLC (b)		2.2000	11/25/2026	138,597
375,000	Sofi Consumer Loan Program 2017-6 A2 LLC (b)		2.8200	11/25/2026	373,470
304,331	Sofi Consumer Loan Program 2018-1 Trust A1 (b)		2.5500	2/25/2027	303,528
600,966	Sofi Consumer Loan Program 2018-3 Trust A1 (b)		3.2000	8/25/2027	601,378
1,081,145	SpringCastle America Funding LLC 2016-AA A (b)		3.0500	4/25/2029	1,081,266
755,260	Springleaf Funding Trust 2016-A (b)		2.9000	11/15/2029	754,166
1,000,000	Steele Creek Clo 2018-2 Ltd (b,c)	3 Month LIBOR + 1.20	3.8829	8/18/2031	991,144
2,000,000	TES 2017-1A B LLC (b)		7.7400	10/20/2047	2,073,603
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR (b,c)	3 Month LIBOR + 3.00	5.7803	7/18/2031	467,662
500,000	THL Credit Wind River 2018-2 Clo Ltd. A (b,c)	3 Month LIBOR + 5.75	8.5373	7/15/2030	463,155
68,496	Upstart Securitization Trust 2017-2 A (b)		2.5080	3/20/2025	68,453
1,000,000	Vibrant CLO V Ltd. 2016-5A (b,c)	3 Month LIBOR + 1.55	4.3110	1/20/2029	1,001,839
1,417,105	VOLT LX LLC 2017-NP11 A1 (b,e)		3.3750	10/25/2047	1,415,092
983,463	VOLT LXIII LLC 2018-NPL9 A1 (b,e)		4.4583	10/25/2048	989,979
1,369,677	VOLT LXIII LLC 2018-NPL1 A1 (b,e)		4.3357	1/25/2049	1,379,928
500,000	Voya CLO 2018-2 Ltd. D (b,c)	3 Month LIBOR + 2.75	5.5373	7/15/2031	476,965
500,000	Voya CLO 2018-2 Ltd. E (b,c)	3 Month LIBOR + 5.25	8.0373	7/15/2031	461,079
2,000,000	Wellfleet CLO 2016-1 Ltd. AR (b,c)	3 Month LIBOR + 0.91	3.6710	4/20/2028	1,991,408
865,634	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)	3 Month LIBOR + 1.20	3.9706	7/25/2026	865,586
					96,540,625
	PACKAGING & CONTAINERS - 0.1%
29,000	Crown Americas LLC		4.7500	2/1/2026	29,139
20,000	Flex Acquisition Co., Inc. (b)		6.8750	1/15/2025	19,100
610,000	Packaging Corp. of America		2.4500	12/15/2020	605,815
100,000	WestRock Co. (b)		3.7500	3/15/2025	97,751
					751,805
	PHARMACEUTICALS - 0.5%
104,000	AbbVie, Inc.		4.7000	5/14/2045	100,178
600,000	AstraZeneca PLC		2.3750	11/16/2020	596,541
10,000	Bausch Health Cos. Inc. (b)		5.7500	8/15/2027	10,253
15,000	Bausch Health Cos. Inc. (b)		7.0000	3/15/2024	15,870
15,000	Bausch Health Americas, Inc. (b)		8.5000	1/31/2027	15,900
10,000	Bausch Health Americas, Inc. (b)		9.2500	4/1/2026	10,943
441,000	Cardinal Health, Inc.		1.9480	6/14/2019	440,209
165,000	Cardinal Health, Inc.		2.6160	6/15/2022	162,789
290,000	Cigna Corp. (b,c)	3 Month LIBOR + 0.89	3.6773	7/15/2023	288,590
460,000	Cigna Corp. (b)		3.4000	9/17/2021	464,678
400,000	CVS Health Corp.		2.8000	7/20/2020	399,510
					2,505,461
	PIPELINES - 0.3%
250,000	AI Candelaria Spain SLU		7.5000	12/15/2028	260,625
35,000	Antero Midstream Partners LP (b)		5.7500	3/1/2027	35,525
30,000	Cheniere Energy Partners LP		5.2500	10/1/2025	30,675
15,000	Cheniere Energy Partners LP (b)		5.6250	10/1/2026	15,375
90,000	Energy Transfer LP		4.7500	1/15/2026	94,072
90,000	EQM Midstream Partners LP		4.7500	7/15/2023	91,790
80,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	97,682
900,000	Oleoducto Central SA		4.0000	5/7/2021	907,875
105,000	Sabine Pass Liquefaction LLC		5.0000	3/15/2027	111,344
					1,644,963
	PRIVATE EQUITY - 0.0% *
70,000	Icahn Enterprises LP		6.2500	2/1/2022	71,809

	REGIONAL - 0.0% *
150,000	Provincia de Buenos Aires/Argentina		7.8750	6/15/2027	109,689

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	REITS - 0.1%
35,000	Alexandria Real Estate Equities, Inc.		4.0000	1/15/2024	36,199
35,000	Alexandria Real Estate Equities, Inc.		4.8500	4/15/2049	36,592
140,000	American Tower Corp.		3.9500	3/15/2029	140,522
80,000	Boston Properties LP		4.5000	12/1/2028	84,876
195,000	Crown Castle International Corp.		3.6500	9/1/2027	191,747
60,000	ESH Hospitality, Inc. (b)		5.2500	5/1/2025	59,600
30,000	MGM Growth Properties Operating Partnership LP (b)		5.7500	2/1/2027	31,050
50,000	MPT Operating Partnership LP / MPT Finance Corp.		5.2500	8/1/2026	51,437
80,000	Welltower, Inc.		3.9500	9/1/2023	82,972
					714,995
	RETAIL - 0.1%
30,000	1011778 BC ULC / New Red Finance, Inc. (b)		5.0000	10/15/2025	29,634
40,000	Beacon Roofing Supply, Inc. (b)		4.8750	11/1/2025	37,800
280,000	Dollar Tree Inc		4.0000	5/15/2025	283,039
400,000	El Puerto de Liverpool SAB de CV		3.9500	10/2/2024	390,504
50,000	Golden Nugget, Inc. (b)		6.7500	10/15/2024	50,250
10,000	PetSmart, Inc. (b)		5.8750	6/1/2025	8,375
20,000	PetSmart, Inc. (b)		7.1250	3/15/2023	14,900
					814,502
	SEMICONDUCTORS - 0.2%
430,000	Analog Devices Inc		2.9500	1/12/2021	431,227
470,000	Microchip Technology, Inc. (b)		3.9220	6/1/2021	474,125
					905,352
	SOFTWARE - 0.0% *
30,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b)		10.0000	11/30/2024	32,700
30,000	Informatica LLC (b)		7.1250	7/15/2023	30,563
20,000	Solera LLC / Solera Finance, Inc. (b)		10.5000	3/1/2024	21,678
73,000	Sophia LP / Sophia Finance, Inc. (b)		9.0000	9/30/2023	75,738
					160,679
	STUDENT LOAN ABS - 0.9%
619,389	AccessLex Institute 2007-A B 3 Month LIBOR + 0.55 (c)	3 Month LIBOR + 0.55	3.2010	2/25/2037	600,172
996,877	Commonbond Student Loan Trust 2017-BGS C (b)		4.4400	9/25/2042	986,879
697,485	Commonbond Student Loan Trust 2017-B-GS (b)		2.6800	9/25/2042	686,847
12,000	Earnest Student Loan Program 2016-D LLC (b)		-	1/25/2041	484,320
260,596	Earnest Student Loan Program 2017-A LLC (b)		2.6500	1/25/2041	257,969
300,000	SMB Private Education Loan Trust 2018-B A2B 1 Month LIBOR + 0.72 (b,c)	1 Month LIBOR + 0.72	3.2038	1/15/2037	298,685
225,857	Sofi Professional Loan Program 2017-B LLC (b)		1.8300	5/25/2040	224,970
1,270,823	Sofi Professional Loan Program 2018-D Trust (b)		3.1200	2/25/2048	1,274,286
168,815	Wachovia Student Loan Trust 2006-1 A5 3 Month LIBOR + 0.12 (b,c)	3 Month LIBOR + 0.12	2.8906	7/26/2027	168,797
					4,982,925
	TELECOMMUNICATIONS - 0.9%
410,000	AT&T, Inc.		2.8000	2/17/2021	410,095
275,000	AT&T, Inc.		5.2500	3/1/2037	288,122
900,000	Bharti Airtel Inernational Netherlands BV		5.1250	3/11/2023	928,814
200,000	C&W Senior Financing DAC		6.8750	9/15/2027	200,500
200,000	C&W Senior Financing DAC		7.5000	10/15/2026	206,500
25,000	CommScope Finance LLC (b)		5.5000	3/1/2024	25,570
25,000	CommScope Finance LLC (b)		6.0000	3/1/2026	25,859
200,000	Comunicaciones Celulares SA Via Comcel Trust		6.8750	2/6/2024	207,750
200,000	Digicel Group Ltd.		7.1250	4/1/2022	90,252
800,000	Empresa Nacional de Telecomunicaciones SA		4.8750	10/30/2024	818,028
20,000	Frontier Communications Corp. (b)		8.0000	4/1/2027	20,650
30,000	GTT Communications, Inc. (b)		7.8750	12/31/2024	26,250
20,000	Level 3 Financing, Inc.		5.3750	1/15/2024	20,372
200,000	Millicom International Cellular SA		5.1250	1/15/2028	191,250
200,000	Millicom International Cellular SA		6.0000	3/15/2025	205,000
25,000	Sprint Capital Corp.		6.8750	11/15/2028	24,031
45,000	Sprint Corp.		7.1250	6/15/2024	45,675
400,000	Telefonica Celular del Paraguay S.A.		6.7500	12/13/2022	408,500
200,000	Telefonica Celular del Paraguay S.A. (b)		5.8750	4/15/2027	203,749
45,000	Telesat Canada / Telesat LLC (b)		8.8750	11/15/2024	48,488
140,000	Verizon Communications, Inc.		4.2720	1/15/2036	141,602
375,000	Verizon Communications, Inc. (c)	3 Month LIBOR + 1.10	3.7838	5/15/2025	375,037
					4,912,094
	TEXTILES - 0.1%
610,000	Cintas Corp. No. 2		2.9000	4/1/2022	612,236

	TOYS/GAMES/HOBBIES - 0.0% *
90,000	Hasbro, Inc.		3.5000	9/15/2027	86,619

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	TRANSPORTATION - 0.2%
110,000	CSX Corp.		3.8000	11/1/2046	103,513
285,000	FedEx Corp.		3.4000	1/14/2022	288,806
200,000	JSL Europe SA		7.7500	7/26/2024	197,540
455,000	Union Pacific Corp.		3.2000	6/8/2021	459,569
					1,049,428
	TRUCKING & LEASING - 0.1%
35,000	Avolon Holdings Funding Ltd. (b)		5.2500	5/15/2024	36,050
37,000	Avolon Holdings Funding Ltd. (b)		5.1250	10/1/2023	37,648
180,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)		4.2000	4/1/2027	179,032
					252,730
	U.S. GOVERNMENT AGENCY - 8.6%
273,517	Fannie Mae REMICS 2005-2S (c,e)	1 Month LIBOR + 6.60	6.4031	2/25/2035	43,250
1,002,041	Fannie Mae REMICS 2005-104 NI (c,e)	1 Month LIBOR + 6.70	6.5031	3/25/2035	33,469
476,759	Fannie Mae REMICS 2006-99 AS (c,e)	1 Month LIBOR + 6.58	6.3831	10/25/2036	81,401
282,641	Fannie Mae REMICS 2006-119 PS (c,e)	1 Month LIBOR + 6.70	6.5031	12/25/2036	39,753
521,058	Fannie Mae REMICS 2006-126 CS (c,e)	1 Month LIBOR + 6.70	6.5031	1/25/2037	80,496
312,525	Fannie Mae REMICS 2009-41 ZA (e)		4.5000	6/25/2039	322,780
260,558	Fannie Mae REMICS 2009-98 DZ (e)		4.5000	12/25/2039	268,325
451,299	Fannie Mae REMICS 2010-76 ZK (e)		4.5000	7/25/2040	476,572
288,972	Fannie Mae REMICS 2010-115 SE (c,e)	1 Month LIBOR + 6.00	5.8031	10/25/2040	45,490
137,834	Fannie Mae REMICS 2010-134 CS (c,e)	1 Month LIBOR + 6.68	6.4831	12/25/2025	11,217
137,834	Fannie Mae REMICS 2010-134 SE (c,e)	1 Month LIBOR + 6.65	6.4531	12/25/2025	11,190
267,586	Fannie Mae REMICS 2010-142 SC (c,e)	1 Month LIBOR + 6.60	6.4031	12/25/2040	51,237
255,983	Fannie Mae REMICS 2011-18 UZ (e)		4.0000	3/25/2041	265,249
380,416	Fannie Mae REMICS 2011-74 KL (e)		5.0000	6/25/2040	403,064
623,017	Fannie Mae REMICS 2011-93 ES (c,e)	1 Month LIBOR + 6.50	6.3031	9/25/2041	103,226
576,727	Fannie Mae REMICS 2011-111 EZ (e)		5.0000	11/25/2041	642,775
877,746	Fannie Mae REMICS 2012-3 DS (c,e)	1 Month LIBOR + 5.95	5.7531	2/25/2042	112,786
1,326,922	Fannie Mae REMICS 2012-15 PZ (e)		4.0000	3/25/2042	1,407,318
2,801,719	Fannie Mae REMICS 2012-20 SA (c,e)	1 Month LIBOR + 6.45	3.9645	3/25/2042	402,720
961,542	Fannie Mae REMICS 2012-56 FK (c,e)	1 Month LIBOR + 0.45	2.9355	6/25/2042	961,135
1,416,643	Fannie Mae REMICS 2012-103 ZP (e)		3.0000	9/25/2042	1,331,125
1,361,869	Fannie Mae REMICS 2013-74 YS (c,e)	1 Month LIBOR + 6.00	2.2718	7/25/2043	1,145,017
601,482	Fannie Mae REMICS 2013-122 DS (c,e)	1 Month LIBOR + 5.40	2.4174	7/25/2043	513,631
912,821	Fannie Mae REMICS 2014-73 PS (c,e)	1 Month LIBOR + 6.20	6.0031	11/25/2044	136,569
1,488,512	Fannie Mae REMICS 2015-95 AP (e)		3.0000	8/25/2042	1,487,980
2,155,567	Fannie Mae REMICS 2016-73 DZ (e)		3.0000	10/25/2046	1,983,489
803,240	Fannie Mae REMICS 2016-81 JF (e)		3.0000	2/25/2044	803,279
1,378,700	Fannie Mae REMICS 2018-15 JF (c,e)	1 Month LIBOR + 0.30	2.7855	3/25/2048	1,364,373
937,681	Fannie Mae REMICS 2018-21 PO (e) ***		-	4/24/2048	737,427
901,017	Fannie Mae REMICS 2018-27 JA (e)		3.0000	12/25/2047	893,237
917,433	Fannie Mae REMICS 2018-36 A (e)		3.0000	6/25/2048	915,220
922,870	Fannie Mae REMICS 2018-49 FB (c,e)	1 Month LIBOR + 0.30	2.7855	7/25/2048	914,106
1,122,143	Fannie Mae REMICS 2018-55 FA (c,e)	1 Month LIBOR + 0.30	2.7855	8/25/2048	1,115,393
1,461,227	Fannie Mae REMICS 2018-64 FA (c,e)	1 Month LIBOR + 0.35	2.8355	9/25/2048	1,455,824
10,109,738	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (d,e)		1.3073	3/25/2023	420,617
215,253	Freddie Mac REMICS 2663 ZP (e)		5.0000	8/15/2033	231,580
99,612	Freddie Mac REMICS 2909 Z (e)		5.0000	12/15/2034	106,936
200,809	Freddie Mac REMICS 3257 SI (c,e)	1 Month LIBOR + 6.32	6.1243	12/15/2036	29,738
822,356	Freddie Mac REMICS 3404 SA (c,e)	1 Month LIBOR + 6.00	5.8043	1/15/2038	110,333
764,251	Freddie Mac REMICS 3753 SB (c,e)	1 Month LIBOR + 6.00	5.8043	11/15/2040	119,719
140,478	Freddie Mac REMICS 3770 SP (c,e)	1 Month LIBOR + 6.50	6.3043	11/15/2040	12,577
903,021	Freddie Mac REMICS 3792 SE (c,e)	1 Month LIBOR + 9.86	4.8925	1/15/2041	996,235
48,188	Freddie Mac REMICS 3818 JA (e)		4.5000	1/15/2040	48,313
458,931	Freddie Mac REMICS 3926 FS (c,e)	1 Month LIBOR + 6.58	6.3843	9/15/2041	80,679
437,796	Freddie Mac REMICS 3957 DZ (e)		3.5000	11/15/2041	442,575
426,198	Freddie Mac REMICS 3957 HZ (e)		4.0000	11/15/2041	449,536
827,988	Freddie Mac REMICS 3984 DS (c,e)	1 Month LIBOR + 5.95	5.7543	1/15/2042	123,615
1,326,922	Freddie Mac REMICS 3998 AZ (e)		4.0000	2/15/2042	1,402,091
1,886,614	Freddie Mac REMICS 4089 SH (c,e)	1 Month LIBOR + 6.00	3.5162	8/15/2042	268,558
1,009,903	Freddie Mac REMICS 4096 MS (c,e)	1 Month LIBOR + 2.57	1.1490	8/15/2042	791,591
456,999	Freddie Mac REMICS 4229 MS (c,e)	1 Month LIBOR + 7.70	3.3534	7/15/2043	441,071
2,622,778	Freddie Mac REMICS 4255 GS (c,e)	1 Month LIBOR + 6.15	5.9543	9/15/2043	408,266
600,784	Freddie Mac REMICS 4291 MS (c,e)	1 Month LIBOR + 5.90	5.7043	1/15/2054	96,567
1,834,116	Freddie Mac REMICS 4314 MS (c,e)	1 Month LIBOR + 6.10	5.9043	7/15/2043	205,136
982,015	Freddie Mac REMICS 4391 MA (e)		3.0000	7/15/2040	986,068
2,000,000	Freddie Mac REMICS 4435 SA (c,e)	1 Month LIBOR 9.90	4.9325	1/15/2041	2,241,058
5,706,111	Freddie Mac REMICS 4440 ZD (e)		2.5000	2/15/2045	5,158,343
3,152,138	Freddie Mac REMICS 4703 FA (c,e)	1 Month LIBOR 0.35	2.8338	7/15/2047	3,136,202
896,525	Freddie Mac REMICS 4734 A (e)		3.0000	7/15/2042	903,183
912,351	Freddie Mac REMICS 4768 FG (c,e)	1 Month LIBOR 0.30	2.7838	3/15/2048	902,964
1,418,639	Freddie Mac REMICS 4818 FC (c,e)	1 Month LIBOR 0.30	2.7838	4/15/2048	1,407,886
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)		Spread	Yield **	Maturity	Value ($)
	U.S. GOVERNMENT AGENCY - 8.6% (Continued)
1,717,903	Government National Mortgage Association 2010-35 DS (c,e)	1 Month LIBOR + 5.68	5.4858	3/20/2040	234,624
2,634,650	Government National Mortgage Association 2010-121 SE (c,e)	1 Month LIBOR + 6.00	5.8058	9/20/2040	406,396
1,536,269	Government National Mortgage Association 2011-69 SC (c,e)	1 Month LIBOR + 5.38	5.1858	5/20/2041	184,238
1,494,478	Government National Mortgage Association 2013-102 BS (c,e)	1 Month LIBOR + 6.15	5.9558	3/20/2043	198,921
2,364,196	Government National Mortgage Association 2013-119 TZ (e)		3.0000	8/20/2043	2,298,069
186,580	Government National Mortgage Association 2013-120 GS (c,e)	1 Month LIBOR + 5.40	2.4147	8/20/2043	160,922
356,906	Government National Mortgage Association 2013-148 DS (c,e)	1 Month LIBOR + 5.68	5.4810	10/16/2043	49,090
1,496,910	Government National Mortgage Association 2013-186 SG (c,e)	1 Month LIBOR + 6.25	6.0510	2/16/2043	200,509
975,642	Government National Mortgage Association 2013-188 MS (c,e)	1 Month LIBOR + 5.55	5.3510	12/16/2043	139,284
1,855,388	Government National Mortgage Association 2014-5 SA (c,e)	1 Month LIBOR + 5.55	5.3558	1/20/2044	248,930
2,229,046	Government National Mortgage Association 2014-58 SG (c,e)	1 Month LIBOR + 5.60	5.4010	4/16/2044	286,152
1,876,505	Government National Mortgage Association 2014-76 SA (c,e)	1 Month LIBOR + 5.60	5.4058	1/20/2040	261,819
801,092	Government National Mortgage Association 2014-95 CS (c,e)	1 Month LIBOR + 6.25	6.0510	6/16/2044	113,734
1,721,461	Government National Mortgage Association 2014-145 CS (c,e)	1 Month LIBOR + 5.60	5.4010	5/16/2044	243,132
1,034,956	Government National Mortgage Association 2014-156 PS (c,e)	1 Month LIBOR + 6.25	6.0558	10/20/2044	149,868
7,431,634	Government National Mortgage Association 2014-164 SW (c,e)	1 Month LIBOR + 6.10	3.6123	12/20/2048	987,469
					48,244,717
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
115,742	Fannie Mae Pool AL4292 (e)		4.5000	4/1/2026	119,004
524,551	Fannie Mae Pool AS4281 (e)		3.0000	1/1/2035	530,736
947,088	Fannie Mae Pool AS4360 (e)		3.0000	1/1/2035	958,255
675,773	Fannie Mae Pool AS4645(e)		3.0000	3/1/2045	674,970
812,452	Fannie Mae Pool AS7661 (e)		3.0000	8/1/2046	807,328
47,959	Fannie Mae Pool MA1050 (e)		4.5000	3/1/2042	49,345
681,450	Freddie Mac Gold Pool G61645 (e)		4.0000	10/1/2048	703,060
163,511	Freddie Mac Gold Pool N70081 (e)		5.5000	7/1/2038	181,466
263,499	Freddie Mac Gold Pool Q13637 (e)		3.0000	11/1/2042	263,644
272,855	Freddie Mac Gold Pool Q13638 (e)		3.0000	11/1/2042	273,004
					4,560,812
	TREASURY SECURITIES - 4.6%
90,000	United States Treasury Bond		2.7500	11/15/2042	89,554
630,000	United States Treasury Bond		3.1250	2/15/2043	667,529
990,000	United States Treasury Bond		2.1250	9/30/2024	982,266
950,000	United States Treasury Bond		2.5000	3/31/2023	959,574
800,000	United States Treasury Bond		2.6250	2/28/2023	811,594
3,759,560	United States Treasury Inflation Indexed Note		0.1250	4/15/2019	3,762,071
478,469	United States Treasury Inflation Indexed Note		0.8750	1/15/2029	493,705
924,166	United States Treasury Inflation Indexed Note		1.0000	2/15/2046	941,345
235,000	United States Treasury Note		1.6250	11/30/2020	232,264
930,000	United States Treasury Note		2.7500	4/30/2023	948,346
1,060,000	United States Treasury Note		1.7500	5/31/2022	1,044,307
490,000	United States Treasury Note		3.7500	11/15/2043	574,429
620,000	United States Treasury Note		3.6250	8/15/2043	712,322
105,000	United States Treasury Note		1.8750	1/31/2022	103,938
870,000	United States Treasury Note		1.3750	2/15/2020	862,082
1,530,000	United States Treasury Note		1.6250	8/31/2022	1,499,280
770,000	United States Treasury Note		1.6250	5/31/2023	751,171
1,210,000	United States Treasury Note		2.2500	3/31/2020	1,207,968
1,185,000	United States Treasury Note		2.2500	10/31/2024	1,183,102
1,330,000	United States Treasury Note		2.2500	11/15/2027	1,315,869
1,500,000	United States Treasury Note		2.2500	8/15/2027	1,485,645
1,530,000	United States Treasury Note		1.6250	4/30/2023	1,493,304
700,000	United States Treasury Note		1.8750	3/31/2022	692,945
1,060,000	United States Treasury Note		1.8750	4/30/2022	1,048,572
980,000	United States Treasury Note		1.8750	8/31/2024	960,553
190,000	United States Treasury Note		2.7500	11/15/2047	187,261
910,000	United States Treasury Note		3.0000	9/30/2025	947,538
					25,958,534
	WHOLE LOAN COLLATERAL - 10.3%
373,826	Adjustable Rate Mortgage Trust 2005-2 6M2 (c)	1 Month LIBOR + 0.98	3.4655	6/25/2035	364,408
1,539,855	Alternative Loan Trust 2006-41CB		6.0000	1/25/2037	1,266,270
1,500,865	Alternative Loan Trust 2006-41CB		5.7500	1/25/2037	1,242,421
888,766	Alternative Loan Trust 2006-14CB		6.0000	6/25/2036	702,066
219,395	Alternative Loan Trust 2007-J2		6.0000	7/25/2037	213,840
5,173	Alternative Loan Trust 2007-22		6.5000	9/25/2037	3,470
2,222,500	American Home Mortgage Investment Trust 2006-1 2A1 (c)	6 Month LIBOR + 1.75	4.4350	12/25/2035	992,854
264,987	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.6490	9/25/2048	266,314
309,151	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.7510	9/25/2048	310,696
309,151	Angel Oak Mortgage Trust I LLC 2018-3 (b,c)		3.8530	9/25/2048	310,456
841,729	Arroyo Mortgage Trust 2018-1 A3 (b,c)		4.2180	4/25/2048	852,317
1,500,000	Bank of America Funding 2005-B 3M1 Trust (c)	1 Month LIBOR + 0.68	3.1628	4/20/2035	1,468,068
253,808	Bank of America Funding 2006-3A1 Trust		5.7500	3/25/2036	259,634
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)			Yield **	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 10.3% (Continued)
1,079,461	Bank of America Funding 2007-1 Trust TA3B (f)		5.9426	1/25/2037	1,057,444
441	Bank of America Mortgage 2007-1 Trust 2A17		6.0000	1/25/2037	420
1,824,417	BCAP LLC 2010-RR6 Trust 1716 (b,c)		6.0000	7/26/2036	1,419,026
70,262	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A		5.0000	5/25/2034	70,365
432,860	CHL Mortgage Pass-Through Trust 2007-5		5.7500	5/25/2037	357,353
2,728	CHL Mortgage Pass-Through Trust 2007-8		6.0000	1/25/2038	2,110
458,166	CHL Mortgage Pass-Through Trust 2007-12		5.7500	8/25/2037	397,289
2,000,000	CIM Trust 2016-1RR B2		6.8955	7/26/2055	2,031,102
2,000,000	CIM Trust 2016-2RR B2 (b,d)		6.8579	2/27/2056	2,060,086
2,000,000	CIM Trust 2016-3RR B2 (b,d)		6.4422	2/27/2056	2,053,705
2,332,105	CIM Trust 2017-8 A1 (b,d)		3.0000	12/25/2065	2,308,926
1,262	Citicorp Mortgage Securities Trust Series 2007-2 3A1		5.5000	2/25/2037	1,257
1,152,743	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,d)		3.9610	4/25/2036	997,657
2,938,101	Citigroup Mortgage Loan Trust 2018-A (b,d)		4.0000	1/25/2068	2,955,917
89,762	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1		5.5000	1/25/2022	88,736
608,713	Civic Mortgage LLC 2018-1 A1 (b,e)		3.8915	6/25/2022	607,465
763,134	COLT 2018-3 Mortgage Loan Trust (b,d)		3.7630	10/26/2048	764,010
678,341	COLT 2018-3 Mortgage Loan Trust (b,d)		3.8650	10/26/2048	679,128
732,990	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (d)		4.2789	11/25/2032	729,302
141,476	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	128,933
812,306	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12		5.5000	10/25/2035	684,496
151,504	CSMC Mortgage-Backed Trust 2006-7 1A3		5.0000	8/25/2036	129,163
325,935	CSMC Mortgage-Backed Trust 2006-9 2A1		5.5000	11/25/2036	271,144
370,710	CSMC Mortgage-Backed Trust 2007-1 5A14		6.0000	2/25/2037	321,067
251,327	CSMC Series 2010-4R 3A17 (b,d)		6.0000	6/26/2037	236,466
1,000,000	CSMC Series 2011-12R 3A5 (b,d)		4.4270	7/27/2036	985,400
124,199	CSMC Trust 2013-3R 1A1 (b,d)		3.6199	4/27/2035	123,809
839,227	Deephaven Residential Mortgage Trust 2018-3 (b,d)		3.8910	8/25/2058	844,173
616,279	Ellington Financial Mortgage Trust 2017-1 A1 (b,d)		2.6870	10/25/2047	611,804
616,279	Ellington Financial Mortgage Trust 2017-1 A2 (b,d)		2.7390	10/25/2047	611,459
462,210	Ellington Financial Mortgage Trust 2017-1 A3 (b,d)		2.8410	10/25/2047	458,865
191,388	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)		3.9462	5/25/2035	154,949
285,094	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)		4.6188	11/25/2035	273,807
738,886	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)		4.6130	1/25/2036	724,923
440,232	GSR Mortgage Loan Trust 2007-1F 2A2		5.5000	1/25/2037	510,245
191,727	HomeBanc Mortgage Trust 2005-3 A1 (c)	1 Month LIBOR + 0.24	2.7255	7/25/2035	190,022
983,633	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)		3.8970	6/25/2048	992,781
1,127,080	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)		3.9990	6/25/2048	1,136,083
6	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4		6.0000	7/25/2037	6
20,952	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	20,254
817,237	JP Morgan Mortgage Trust 2007-S2 1A11		6.0000	6/25/2037	622,222
2,308,906	JP Morgan Mortgage Trust 2007-S2 1A15		6.7500	6/25/2037	1,876,807
900,347	Lehman Mortgage Trust 2005-1 2A4		5.5000	11/25/2035	838,062
417,808	Lehman Mortgage Trust 2006-1 1A3		5.5000	2/25/2036	345,785
371,479	Lehman Mortgage Trust 2006-2 2A3		5.7500	4/25/2036	373,052
251,316	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)		4.6373	4/25/2036	223,795
603,842	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/2036	516,275
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1		5.0000	11/25/2033	3,137
690,031	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)		4.2902	12/25/2035	648,421
177,537	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)		5.0193	6/25/2036	150,595
970,341	Morgan Stanley Mortgage Loan Trust 2007-12 3A4		6.2500	8/25/2037	763,829
265,222	Morgan Stanley Reremic Trust 2012-R3 2A (b,c)	1 Month LIBOR + 0.23	2.7199	2/26/2037	264,080
1,144,666	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)		5.9950	3/25/2047	1,031,247
7,654	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (c)		5.6750	12/25/2035	7,685
175,526	PHH Alternative Mortgage Trust Series 2007-2 3A1		6.0000	5/25/2037	159,375
980,500	PRPM 2019-1 LLC (b,e)		4.5000	1/25/2024	988,220
284,997	RALI Series 2006-QA1 1A21 Trust (d)		4.9598	1/25/2036	254,885
996,428	RALI Series 2006-QO10 Trust A1 (c)	1 Month LIBOR + 0.16	2.6455	1/25/2037	937,535
262,194	RALI Series 2006-QS10 Trust A9		6.5000	8/25/2036	244,603
489,043	RALI Series 2006-QS12 2A3 Trust		6.0000	9/25/2036	459,540
351,787	RALI Series 2007-QS6 A6 Trust		6.2500	4/25/2037	331,259
424,653	Residential Asset Securitization Trust 2004-A9		5.7500	12/25/2034	428,263
396,094	Residential Asset Securitization Trust 2006-A2 A3		6.0000	1/25/2046	279,770
246,906	Residential Asset Securitization Trust 2006-A6 2A11		6.0000	7/25/2036	204,167
398,391	Residential Asset Securitization Trust 2006-A11 1A4		6.2500	10/25/2036	398,928
548,755	Residential Asset Securitization Trust 2007-A1 A8		6.0000	3/25/2037	323,567
412,468	Residential Asset Securitization Trust 2007-A3 1A1 (c)	1 Month LIBOR + 0.45	2.9355	4/25/2037	219,444
53,800	Residential Asset Securitization Trust 2007-A3 1A2 (c)	1 Month LIBOR + 46.38	27.3278	4/25/2037	107,824
173,687	RFMSI Series 2006-S3 Trust A7		5.5000	3/25/2036	164,992
291,184	RFMSI Series 2006-S7 Trust A3		6.2500	8/25/2036	274,572
115,072	RFMSI Series 2006-S7 Trust A7		6.2500	8/25/2036	108,507
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Principal Amount ($)			Yield **	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 10.3% (Continued)
530,073	RFMSI Series 2007-S1 A5 Trust		6.0000	1/25/2037	499,172
194,286	RFMSI Series 2007-S2 A4 Trust		6.0000	2/25/2037	180,315
480,652	RFMSI Series 2007-S6 Trust 1A11		6.0000	6/25/2037	447,117
1,107,824	Sequoia Mortgage Trust 2013-1 2A1 (d)		1.8550	2/25/2043	1,021,765
1,631,249	Starwood Mortgage Residential Trust 2018-IMC1 (b,d)		3.8950	3/25/2048	1,646,324
8,522	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)		5.4000	6/25/2034	26,218
888,225	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8		6.0000	11/25/2035	853,035
1,283,272	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2		6.0000	4/25/2037	1,134,323
474,540	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4		5.7500	7/25/2037	438,405
212,341	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1		5.7500	3/25/2036	208,066
156,812	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4		6.0000	4/25/2037	157,792
129,108	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38		6.0000	6/25/2037	129,995
730,201	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5		6.0000	7/25/2037	721,808
63,312	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6		6.0000	9/25/2037	62,963
					57,321,702

	TOTAL BONDS & NOTES (Cost - $398,551,092)				395,546,032

	SHORT-TERM INVESTMENTS - 1.0%
	U.S. TREASURY BILLS - 1.0%
1,200,000	United States Treasury Bill		2.3600	7/11/2019	1,192,024
1,780,000	United States Treasury Bill		2.3900	8/15/2019	1,763,979
2,715,000	United States Treasury Bill		2.3500	11/7/2019	2,676,424
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,629,357)				5,632,427

Contracts		Counterparty
	PURCHASED OPTIONS (a) - 23.0%
1,209,331	ISAM, August 2019, Call @ 0.001	Nomura			36,548,202
506,046	WNTN, August 2019, Call @ 0.001	Nomura			91,708,618
	TOTAL PURCHASED OPTIONS (Cost - $124,723,928)				128,256,820

	TOTAL INVESTMENTS - 94.6% (Cost - $529,841,679)				$529,525,629
	OTHER ASSETS LESS LIABILITIES - 5.4%				29,903,527
	TOTAL NET ASSETS - 100.0%				$559,429,156

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	LIBOR - London Interbank Offered Rate
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Represents a percentage less than 0.05%
**	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
***	Principal only bond.
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of March 31, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $187,848,584 or 33.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate as of March 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in currecnt interest rates and prepayments on the underlying pool of assets.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2019.
(g)	Security in default.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

	Winton Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	184	90-Day Bank Bill Future	Jun-19	128,425,111	$(74,346)
	67	90-Day Bank Bill Future	Sep-19	46,815,789	(31,012)
	116	90Day Euro$ Future	Dec-19	28,295,300	(46,650)
	185	90Day Euro$ Future	Mar-20	45,179,313	(164,688)
	108	90Day Euro$ Future	Jun-20	26,399,250	(116,475)
	58	90Day Euro$ Future	Sep-20	14,186,800	(49,263)
	91	90Day Euro$ Future	Mar-22	22,255,188	(71,238)
	614	AUD/USD Currency Future	Jun-19	43,649,260	(172,065)
	480	Canadian Dollar Future	Jun-19	36,014,400	(70,870)
	196	CHF Currency Future	Jun-19	24,779,300	(191,788)
	621	Corn Future	May-19	11,069,325	806,488
	505	E-Mini Russell 2000 Future	Jun-19	38,980,950	83,145
	1,638	Euro FX Currency Future	Jun-19	231,132,038	1,377,956
	1,298	Euro Shatz Future	Jun-19	163,046,394	(313,308)
	216	Gold 100 Oz. Future	Jun-19	28,047,600	295,360
	185	JPN/YEN Currency Future	Jun-19	20,994,031	(72,788)
	209	LME PRI Aluminum Future	Jun-19	9,984,975	(235,469)
	407	Silver Future	May-19	30,748,850	866,650
	285	Soybean Future	May-19	12,600,563	516,550
	110	US 2YR Note (CBT)	Jun-19	23,440,313	(75,570)
	277	US 5YR Note (CBT)	Jun-19	32,084,391	(276,711)

	Long Contracts
	100	3 Month Euro Euribor Future	Dec-19	28,131,940	$34,551
	182	3 Month Euro Euribor Future	Mar-20	51,192,474	98,648
	231	3 Month Euro Euribor Future	Jun-20	64,962,106	158,566
	249	3 Month Euro Euribor Future	Sep-20	70,003,139	202,933
	258	3 Month Euro Euribor Future	Dec-20	72,508,048	237,485
	238	3 Month Euro Euribor Future	Mar-21	66,860,570	242,771
	199	3 Month Euro Euribor Future	Jun-21	55,879,312	224,528
	174	3 Month Euro Euribor Future	Sep-21	48,837,339	219,999
	150	3 Month Euro Euribor Future	Dec-21	42,080,120	186,667
	72	3 Month Euro Euribor Future	Mar-22	20,188,362	42,053
	58	90 Day Sterling Future	Mar-21	9,361,070	7,952
	66	90 Day Sterling Future	Jun-20	10,663,006	13,443
	76	90 Day Sterling Future	Sep-20	12,273,660	15,855
	73	90 Day Sterling Future	Dec-20	11,785,009	12,864
	446	Australian 3 Year Bond Future	Jun-19	31,222,492	144,691
	369	BP Currency Future	Jun-19	30,110,400	(513,188)
	148	Brent Crude Future	Jun-19	10,001,840	155,110
	141	Euro BOBL Future	Jun-19	21,059,260	177,626
	205	Euro Bund Future	Jun-19	38,253,043	716,942
	60	Euro Oat Future	Jun-19	10,948,992	303,873
	276	Euro Stoxx50 Future	Jun-19	10,130,662	133,270
	79	Japanese 10 Year Bond (OSE)	Jun-19	109,228,937	392,838
	58	Long Gilt Future	Jun-19	9,780,760	140,569
	766	Mexican Peso Future	Jun-19	19,475,550	13,485
	434	Natural Gas Future	May-19	11,553,080	(241,830)
	482	S&P 500 E-Mini Future	Jun-19	68,389,775	1,041,455
	161	US 10YR NOTE (CBT)	Jun-19	19,999,219	196,328
	93	US Long Bond Future	Jun-19	13,918,031	265,000
	58	US Ultra Bond Future	Jun-19	9,744,000	267,000

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
	Short Contracts
	306	Coffee 'C' Future			May-19	10,843,875	$1,181,719

	Long Contracts
	157	3 Month Euro Euribor Future			Sep-19	44,167,145	$49,107
	416	3 Month Euro Euribor Future			Dec-19	117,028,868	194,043
	278	3 Month Euro Euribor Future			Mar-20	78,195,097	58,193
	92	90 Day Bank Bill Future			Sep-20	64,284,367	61,330
	446	90 Day Bank Bill Future			Mar-20	312,019,209	320,844
	395	90 Day Bank Bill Future			Jun-20	276,395,941	126,959
	234	90 Day Euro Future			Dec-20	57,245,175	149,525
	885	90 Day Sterling Future			Dec-19	142,988,410	357,257
	487	90 Day Sterling Future			Mar-20	78,695,920	120,981
	1,457	90 Day Sterling Future			Jun-20	235,393,932	424,346
	1,081	Australian 3 Yr Bond Future			Jun-19	75,676,041	483,567
	262	Australian 10 Yr Bond Future			Jun-19	18,261,521	463,675
	500	Bank Accept Future			Mar-20	91,874,860	377,725
	391	Bank Accept Future			Dec-19	71,802,204	224,858
	322	Canadian 10 Year Bond Future			Jun-19	33,538,752	617,469
	144	Euro BOBL Future			Jun-19	21,507,329	141,055
	191	Euro BTP Future			Jun-19	27,740,734	584,245
	66	Euro Bund Future			Jun-19	12,315,614	235,713
	76	Euro CHF 3 Month ICE Future			Mar-20	19,231,009	18,665
	242	Euro-OAT Future			Jun-19	44,160,936	1,127,936
	245	Euro-Schatz Future			Jun-19	30,775,321	17,848
	90	Japan 10 Year Bond (OSE) Future			Jun-19	124,438,030	505,074
	1,240	Korea 3 Year Bond Future			Jun-19	119,818,531	363,546
	177	Korea 10 Year Bond Future			Jun-19	20,093,721	219,304
	225	Live Cattle Future			Jun-19	10,710,000	116,740
	228	Live Cattle Future			Aug-19	10,549,560	(67,280)
	175	Long Gilt Future			Jun-19	29,510,915	336,590
	28	New Zealand 3 Month Bill Future			Jun-19	18,715,899	7,116
	31	New Zealand 3 Month Bill Future			Dec-19	20,763,359	7,454
	47	New Zealand 3 Month Bill Future			Mar-20	31,495,920	18,422
	76	S&P/TSX 60 Index Future			Jun-19	10,898,135	(3,842)
	459	SGX Nifty 50 Future			Apr-19	10,718,109	90,906
	535	Short-Euro BTP Future			Jun-19	66,618,093	193,488
	101	SPI 200 Future			Jun-19	11,056,828	(21,501)
	189	US 2 Yr Note Future			Jun-19	40,274,719	68,961
	170	US 5 Yr Note Future			Jun-19	19,690,781	137,109
	123	US 10 Yr Note Future			Jun-19	15,278,906	174,789

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	To Buy:
	6/19/2019	CNH	78,101,298	EUR	11,598,043	$11,614,382	$16,500
	6/19/2019	CZK	266,397,915	EUR	11,641,589	11,599,292	(33,958)
	6/19/2019	EUR	13,750,000	SEK	15,390,375	15,530,746	140,371
	6/19/2019	NOK	100,000,000	SEK	11,390,000	11,628,179	238,268
	6/19/2019	NZD	15,363,244	AUD	10,376,335	10,469,323	92,988
	6/19/2019	SGD	14,136,557	EUR	10,387,542	10,443,358	55,705

	To Sell:
	6/19/2019	AUD	14,800,000	NZD	10,376,280	$10,517,575	$(141,240)
	6/19/2019	EUR	10,350,000	CZK	11,633,400	11,690,416	(57,167)
	6/19/2019	EUR	10,200,000	CNH	11,597,400	11,520,990	76,892
	6/19/2019	EUR	9,150,000	SGD	10,387,995	10,335,005	52,648
	6/19/2019	SEK	144,901,735	EUR	15,388,564	15,689,607	(299,233)
	6/19/2019	SEK	107,291,700	NOK	11,394,379	11,617,284	(227,373)

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Amount ($)			Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 59.6%
	U.S. TREASURY BILL - 59.6%
19,120,000	U.S. Treasury Bill (a)		2.3000%	4/25/2019	$19,090,189
	TOTAL SHORT-TERM INVESTMENT (Cost - $19,090,237)				19,090,189

	TOTAL INVESTMENTS - 59.6% (Cost - $19,090,237)				$19,090,189
	OTHER ASSETS LESS LIABILITIES - 40.4%				12,928,799
	TOTAL NET ASSETS - 100.0%				$32,018,988

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Contracts	Long Futures Contracts	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
219	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	March-20	54,911,513	$40,597
89	90-Day Bank Bill Future	Bank of America Merrill Lynch	December-19	88,680,749	44,175
130	90 Day Euro Future	Bank of America Merrill Lynch	June-20	31,776,875	86,913
219	90 Day Sterling Future	Bank of America Merrill Lynch	March-20	27,149,156	62,080
13	Amsterdam Index Future	Bank of America Merrill Lynch	April-19	1,424,644	23,157
153	Australian 3 Year Bond Future	Bank of America Merrill Lynch	June-19	17,387,243	63,928
26	Australian 10 Year Bond Future	Bank of America Merrill Lynch	June-19	3,602,470	53,881
70	Bank Accept Future	Bank of America Merrill Lynch	March-20	17,170,125	37,100
3	BP Currency Future	Bank of America Merrill Lynch	June-19	244,800	(4,181)
26	CAC40 10 Euro Future	Bank of America Merrill Lynch	April-19	1,389,180	3,132
76	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	June-19	10,567,040	137,032
18	Canola Future (a)	Bank of America Merrill Lynch	July-19	166,644	(859)
14	Copper Future (a)	Bank of America Merrill Lynch	May-19	1,027,600	7,813
14	Dija Mini Future	Bank of America Merrill Lynch	June-19	1,815,310	25,150
32	Dollar Index Future	Bank of America Merrill Lynch	June-19	3,099,040	27,493
66	Euro BOBL Future	Bank of America Merrill Lynch	June-19	8,787,240	74,320
6	Euro BTP Future	Bank of America Merrill Lynch	June-19	776,820	6,304
19	Euro Bund Future	Bank of America Merrill Lynch	June-19	3,160,460	72,873
17	Euro CHF 3 Month Future	Bank of America Merrill Lynch	December-19	4,281,450	1,652
79	Euro OAT Future	Bank of America Merrill Lynch	June-19	12,850,930	386,591
194	Euro-Schatz Future	Bank of America Merrill Lynch	June-19	21,723,150	34,156
35	Euro Stoxx 50 Future	Bank of America Merrill Lynch	June-19	1,145,200	(1,082)
14	FTSE 100 index Future	Bank of America Merrill Lynch	June-19	1,009,610	2,995
72	FTSE China A50 Future	Bank of America Merrill Lynch	April-19	945,000	41,760
6	FTSE/MIB Index Future	Bank of America Merrill Lynch	June-19	622,230	1,649
24	Gold 100oz Future (a)	Bank of America Merrill Lynch	June-19	3,116,400	(56,400)
3	Hans Seng Index Future	Bank of America Merrill Lynch	April-19	4,361,550	8,178
7	HSCEI Future	Bank of America Merrill Lynch	April-19	3,980,900	4,051
5	IBEX 35 Index Future	Bank of America Merrill Lynch	April-19	459,420	(5,753)
12	Japan 10 Year Bond Future	Bank of America Merrill Lynch	June-19	1,839,360,000	60,781
168	Korea 3 Year Bond Future	Bank of America Merrill Lynch	June-19	18,427,920,000	54,155
59	Korea 10 Year Bond Future	Bank of America Merrill Lynch	June-19	7,603,330,000	81,019
54	Live Cattle Future (a)	Bank of America Merrill Lynch	June-19	2,570,400	(69,750)
3	LME Copper Future (a)	Bank of America Merrill Lynch	June-19	486,488	2,681
6	LME Nickel Future (a)	Bank of America Merrill Lynch	June-19	467,460	567
10	LME Zinc Future (a)	Bank of America Merrill Lynch	June-19	733,688	27,544
21	Long Gilt Future	Bank of America Merrill Lynch	June-19	2,716,770	60,733
98	Mexican Peso Future	Bank of America Merrill Lynch	June-19	2,491,650	(19,650)
260	Mini BoveSpa Future	Bank of America Merrill Lynch	April-19	4,964,596	(19,345)
6	MSCI Emering Markets Future	Bank of America Merrill Lynch	June-19	317,220	110
13	MSCI Taiwan Index Future	Bank of America Merrill Lynch	April-19	507,910	4,328
14	Nasdaq 100 E-Mini Future	Bank of America Merrill Lynch	June-19	2,072,140	21,977
4	New Zealand Future	Bank of America Merrill Lynch	June-19	272,760	(705)
88	OMXS30 Index Future	Bank of America Merrill Lynch	April-19	13,607,000	(2,617)
10	Palladium Future (a)	Bank of America Merrill Lynch	June-19	1,341,800	(112,300)
147	Russia Trading System Index Future	Bank of America Merrill Lynch	June-19	346,303	(7,540)
26	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	June-19	4,976,920	(441)
Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Contracts	Long Futures Contracts (Continued)	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
17	S&P 500 E-Mini Future	Bank of America Merrill Lynch	June-19	2,412,130	$20,515
70	SGX Nifty 50 Future	Bank of America Merrill Lynch	April-19	1,634,570	14,187
75	Short-Euro BTp Future	Bank of America Merrill Lynch	June-19	8,325,000	22,157
11	Soybean Meal Future (a)	Bank of America Merrill Lynch	May-19	337,150	(4,850)
56	Soybean Oil Future (a)	Bank of America Merrill Lynch	May-19	952,896	(58,212)
25	SPI 200 Future	Bank of America Merrill Lynch	June-19	3,856,875	(6,044)
68	Stoxx Europe Future	Bank of America Merrill Lynch	June-19	1,265,820	8,931
94	US 2 Year Note Future	Bank of America Merrill Lynch	June-19	20,030,813	43,977
48	US 5 Year Note Future	Bank of America Merrill Lynch	June-19	5,559,750	50,375
23	US 10 Year Note Future	Bank of America Merrill Lynch	June-19	2,857,031	41,313
8	US 10 Year Ultra Future	Bank of America Merrill Lynch	June-19	1,062,250	23,844
1	US Long Bond Future	Bank of America Merrill Lynch	June-19	149,656	4,461
17	WIG20 Index Future	Bank of America Merrill Lynch	June-19	788,800	40
					$1,420,946

Contracts	Short Futures Contracts	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
(74)	AUD/USD Currecny Future	Bank of America Merrill Lynch	June-19	(5,260,660)	(24,790)
(73)	BIST National 30 Index Future	Bank of America Merrill Lynch	April-19	(880,745)	9,770
(18)	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	April-19	(1,216,440)	(7,830)
(80)	Canadian Dollar Future	Bank of America Merrill Lynch	June-19	(6,002,400)	13,390
(2)	Cattle Feeder Future (a)	Bank of America Merrill Lynch	May-19	(148,775)	(1,025)
(31)	CHF Currency Future	Bank of America Merrill Lynch	June-19	(3,919,175)	(30,575)
(7)	Cocoa Future (a)	Bank of America Merrill Lynch	May-19	(120,960)	(6,560)
(40)	Cocoa Future (a)	Bank of America Merrill Lynch	May-19	(912,000)	(29,550)
(66)	Coffee Future (a)	Bank of America Merrill Lynch	May-19	(2,338,875)	197,081
(24)	Coffee Robusta Future (a)	Bank of America Merrill Lynch	May-19	(349,440)	24,270
(268)	Corn Future (a)	Bank of America Merrill Lynch	May-19	(4,777,100)	286,563
(39)	Cotton Future (a)	Bank of America Merrill Lynch	May-19	(1,513,395)	(98,245)
(1)	DAX Index Future	Bank of America Merrill Lynch	June-19	(288,363)	(145)
(7)	E-Mini Russell Futre	Bank of America Merrill Lynch	June-19	(540,330)	918
(12)	Euro Buxl Future	Bank of America Merrill Lynch	June-19	(2,299,920)	(98,369)
(28)	Euro FX Future	Bank of America Merrill Lynch	June-19	(3,950,975)	36,831
(10)	FTSE KLCI Index Future	Bank of America Merrill Lynch	April-19	(823,000)	(214)
(7)	FTSE/JSE Top 40 Future	Bank of America Merrill Lynch	June-19	(3,554,810)	404
(27)	Gasoline Future (a)	Bank of America Merrill Lynch	April-19	(2,134,755)	(26,027)
(19)	Japanese Yen Future	Bank of America Merrill Lynch	June-19	(2,156,144)	(7,013)
(39)	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	May-19	(838,500)	115,962
(5)	KOSPI 200 Index Future	Bank of America Merrill Lynch	June-19	(346,500,000)	1,151
(15)	Lean Hogs Future (a)	Bank of America Merrill Lynch	June-19	(531,300)	(14,340)
(37)	LME PRI Aluminum Future (a)	Bank of America Merrill Lynch	June-19	(1,767,675)	(17,547)
(13)	Low Sulfer Gasoil (a)	Bank of America Merrill Lynch	May-19	(789,425)	1,050
(2)	MSCI EAFE Index Future	Bank of America Merrill Lynch	June-19	(186,640)	(2,220)
(8)	MSCI Sing IX Future	Bank of America Merrill Lynch	April-19	(287,760)	(650)
(72)	Natural Gas Future (a)	Bank of America Merrill Lynch	April-19	(1,916,640)	108,490
(4)	Nikki 225 (SGX) Future	Bank of America Merrill Lynch	June-19	(42,420,000)	3,566
(20)	NY Harbor Future (a)	Bank of America Merrill Lynch	April-19	(1,655,976)	(16,636)
(5)	Platinum Future (a)	Bank of America Merrill Lynch	July-19	(213,525)	550
(2)	S&P Mid 400 E-Mini Future	Bank of America Merrill Lynch	June-19	(380,200)	(2,165)
(73)	Set50 Future	Bank of America Merrill Lynch	June-19	(15,817,640)	(3,819)
(5)	Silver Future (a)	Bank of America Merrill Lynch	May-19	(377,750)	5,575
(60)	Soybean Future (a)	Bank of America Merrill Lynch	May-19	(2,652,750)	61,200
(11)	Sugar #11 (World) Future (a)	Bank of America Merrill Lynch	April-19	(154,370)	448
(4)	Topix Index Future	Bank of America Merrill Lynch	June-19	(63,680,000)	(1,345)
(15)	US Ultra Bond Future	Bank of America Merrill Lynch	June-19	(2,520,000)	(107,000)
(30)	Wheat Future (a)	Bank of America Merrill Lynch	May-19	(686,625)	52,012
(14)	World Sugar #11 (a)	Bank of America Merrill Lynch	April-19	(227,360)	8,895
(31)	WTI Cruide Oil Future (a)	Bank of America Merrill Lynch	April-19	(1,864,340)	(45,260)
					386,801

	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,807,747

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Foreign Currency	Settlement Date	Counterparty	Currency Amount Purchased	Cost of U.S. Dollar Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	4/2/2019	BAML	3,331,728	864,842	856,114	(8,728)
Brazilian Real	5/3/2019	BAML	174,461	44,060	44,747	687
British Pound	6/19/2019	BAML	412,000	541,839	538,979	(2,860)
Canadian Dollar	6/19/2019	BAML	371,318	276,507	278,491	1,984
Chilean Peso	6/19/2019	BAML	28,921,760	43,406	42,502	(904)
Czech Koruna	6/19/2019	BAML	58,307	2,568	2,540	(28)
Euro	6/19/2019	BAML	430,000	487,478	486,068	(1,410)
Hong Kong Dollar	6/19/2019	BAML	1,027,880	131,292	131,253	(39)
Hungary Forint	6/19/2019	BAML	79,015,087	284,481	277,475	(7,006)
Indian Rupee	6/19/2019	BAML	200,538,743	2,870,886	2,865,501	(5,385)
Israeli Shekel	6/19/2019	BAML	3,422,081	953,515	948,074	(5,441)
Japanese Yen	6/19/2019	BAML	11,283,463	102,282	102,574	292
Norwegian Krone	6/19/2019	BAML	3,590,117	420,162	418,171	(1,991)
Philippine Peso	6/19/2019	BAML	132,427,181	2,509,650	2,504,629	(5,021)
Polish Zloty	6/19/2019	BAML	132,182	34,803	34,564	(239)
Russian Ruble	6/19/2019	BAML	40,581,660	617,273	610,740	(6,533)
Singapore Dollar	6/19/2019	BAML	460,574	340,206	340,537	331
South African Rand	6/19/2019	BAML	5,757,796	395,828	395,480	(348)
Swedish Krona	6/19/2019	BAML	2,488,096	266,923	269,845	2,922
Turkish Lira New	6/19/2019	BAML	2,083,960	363,292	344,130	(19,162)
						(58,879)

Foreign Currency	Settlement Date	Counterparty	Currency Amount Purchased	Cost of U.S. Dollar Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Brazilian Real	4/2/2019	BAML	(3,331,726)	(861,113)	(856,111)	4,999
Brazilian Real	5/3/2019	BAML	(2,037,625)	(516,217)	(522,628)	(6,411)
Australian Dollar	6/19/2019	BAML	(349,000)	(246,932)	(248,273)	(1,342)
British Pound	6/19/2019	BAML	(177,000)	(233,071)	(231,552)	1,519
Canadian Dollar	6/19/2019	BAML	(244,282)	(183,000)	(183,213)	(213)
Chilean Peso	6/19/2019	BAML	(170,361,800)	(250,299)	(250,365)	(66)
Czech Koruna	6/19/2019	BAML	(65,710,065)	(2,886,672)	(2,862,615)	24,057
Euro	6/19/2019	BAML	(601,000)	(682,221)	(679,363)	2,857
Hong Kong Dollar	6/19/2019	BAML	(360,282)	(46,000)	(46,006)	(6)
Hungary Forint	6/19/2019	BAML	(429,071,578)	(1,537,749)	(1,506,752)	30,997
Indian Rupee	6/19/2019	BAML	(28,405,801)	(400,917)	(405,891)	(4,974)
Israeli Shekel	6/19/2019	BAML	(5,429,110)	(1,504,475)	(1,504,114)	361
Japanese Yen	6/19/2019	BAML	(7,506,030)	(68,000)	(68,235)	(235)
Norwegian Krone	6/19/2019	BAML	(20,716,699)	(2,367,762)	(2,413,047)	(45,285)
Polish Zloty	6/19/2019	BAML	(11,189,717)	(2,934,604)	(2,925,945)	8,660
Singapore Dollar	6/19/2019	BAML	(789)	(583)	(583)	-
South African Rand	6/19/2019	BAML	(9,569,281)	(655,847)	(657,275)	(1,428)
South Korean Won	6/19/2019	BAML	(7,203,095,439)	(6,374,862)	(6,361,248)	13,615
Swedish Krona	6/19/2019	BAML	(23,916,634)	(2,543,292)	(2,593,858)	(50,566)
Taiwan Dollar	6/19/2019	BAML	(239,398,125)	(7,769,373)	(7,805,873)	(36,498)
Turkish Lira New	6/19/2019	BAML	(488,604)	(81,002)	(80,684)	317
						(59,642)

	Net unrealized depreciation on forward foreign currency contracts					$(118,521)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal
Amount ($)			Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENTS - 69.7%
	U.S. TREASURY BILLS - 69.7%
44,000,000	U.S. Treasury Bill		2.4000	4/11/2019	$43,970,980
9,975,000	U.S. Treasury Bill		2.4100	4/18/2019	9,963,860
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,934,842)				53,934,840

	TOTAL INVESTMENTS - 69.7% (Cost - $53,934,842)				$53,934,840
	OTHER ASSETS LESS LIABILITIES - 30.3%				23,492,419
	TOTAL NET ASSETS - 100.0%				$77,427,259

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Contracts	Long Futures Contracts	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
8	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-19	2,006,200	$2,332
115	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-20	28,834,813	21,256
5	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-20	1,252,625	2,802
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-21	250,425	1,077
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	December-21	250,075	1,843
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-22	249,950	14
1	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-22	249,825	297
46	90 - Day Bank Bill	Bank of America Merrill Lynch	December-19	45,834,994	22,961
3	90 - Day Bank Bill	Bank of America Merrill Lynch	June-20	2,989,753	-
34	90 - Day EURO$ Future	Bank of America Merrill Lynch	September-19	8,290,900	7,725
14	90 - Day EURO$ Future	Bank of America Merrill Lynch	March-20	3,418,975	700
88	90 - Day EURO$ Future	Bank of America Merrill Lynch	June-20	21,510,500	38,400
10	90 - Day EURO$ Future	Bank of America Merrill Lynch	June-21	2,446,875	7,725
5	90 - Day EURO$ Future	Bank of America Merrill Lynch	June-22	1,222,500	3,363
2	90 - Day EURO$ Future	Bank of America Merrill Lynch	June-23	488,450	1,550
123	90 - Day Sterling Future	Bank of America Merrill Lynch	March-20	15,248,156	34,835
1	10 YR Mini JGB Future	Bank of America Merrill Lynch	June-19	15,328,000	499
11	Amsterdam Index Future	Bank of America Merrill Lynch	April-19	1,205,468	15,304
1	AUD/USD Currency Future	Bank of America Merrill Lynch	June-19	71,090	40
1,092	Australian 3Y Bond Future	Bank of America Merrill Lynch	June-19	124,097,184	(33,129)
416	Australian 10Y Bond Future	Bank of America Merrill Lynch	June-19	57,639,521	82,486
38	Bank Accept Future	Bank of America Merrill Lynch	March-20	9,320,925	20,336
1	BP Currency Future	Bank of America Merrill Lynch	June-19	81,600	(1,719)
18	Brent Crude Future (b)	Bank of America Merrill Lynch	April-19	1,216,440	(1,030)
43	CAC40 10 Euro Future	Bank of America Merrill Lynch	April-19	2,297,490	(3,676)
3	Canadian Dollar Currency Future	Bank of America Merrill Lynch	June-19	225,090	1,250
78	Canadian 10YR Bond Future	Bank of America Merrill Lynch	June-19	10,845,120	113,981
9	Canola Future (b)	Bank of America Merrill Lynch	July-19	83,322	(451)
1	Cattle Feeder Future (b)	Bank of America Merrill Lynch	April-19	72,625	488
1	CHF Currency Future	Bank of America Merrill Lynch	June-19	126,425	(50)
13	Copper Future (b)	Bank of America Merrill Lynch	May-19	954,200	4,263
1	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	May-19	51,775	(227)
4	DAX Index Future	Bank of America Merrill Lynch	June-19	1,153,450	11,215
13	Djia Mini Index Future	Bank of America Merrill Lynch	June-19	1,685,645	20,985
20	Dollar Index Future	Bank of America Merrill Lynch	June-19	1,936,900	16,749
9	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	June-19	694,710	4,495
2	E-Mini S&P 500 Real Estate Future	Bank of America Merrill Lynch	June-19	87,600	905
141	Euro BOBL Future	Bank of America Merrill Lynch	June-19	18,772,740	136,234
30	Euro BTP Future	Bank of America Merrill Lynch	June-19	3,884,100	60,348
60	Euro Bund Future	Bank of America Merrill Lynch	June-19	9,980,400	129,365
11	Euro BUXL 30Yr Bond	Bank of America Merrill Lynch	June-19	2,108,260	66,203
9	Euro CHF 3 Month ICE Future	Bank of America Merrill Lynch	December-19	2,266,650	851
5	Euro FX Currency Future	Bank of America Merrill Lynch	June-19	705,531	(1,942)
80	Euro OAT Future	Bank of America Merrill Lynch	June-19	13,013,600	329,871
165	Euro SCHATZ Future	Bank of America Merrill Lynch	June-19	18,475,875	32,322
42	Euro Stoxx 50 Future	Bank of America Merrill Lynch	June-19	1,374,240	(3,527)
15	FTSE 100 Index	Bank of America Merrill Lynch	June-19	1,081,725	389
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Contracts	Long Futures Contracts (Continued)	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
49	FTSE China A50 Future	Bank of America Merrill Lynch	April-19	643,125	$26,956
4	FTSE/JSE Top 40 Future	Bank of America Merrill Lynch	June-19	2,031,320	(1,053)
8	FTSE/MIB Index Future	Bank of America Merrill Lynch	June-19	829,640	9,032
8	Gasoline RBOB Future (b)	Bank of America Merrill Lynch	April-19	632,520	1,898
1	Gasoline RBOB Future (b)	Bank of America Merrill Lynch	May-19	78,456	1,638
1	Gasoline RBOB Future (b)	Bank of America Merrill Lynch	July-19	76,986	143
1	Gold 100 OZ Future (b)	Bank of America Merrill Lynch	August-19	130,450	170
16	Gold 100 OZ Future (b)	Bank of America Merrill Lynch	June-19	2,077,600	(30,330)
15	Hang Seng Index	Bank of America Merrill Lynch	April-19	21,807,750	38,077
32	HSCEI Future	Bank of America Merrill Lynch	April-19	18,198,400	11,949
4	IBEX 35 Index	Bank of America Merrill Lynch	April-19	367,536	(4,125)
1	ICE ECX Emission (b)	Bank of America Merrill Lynch	December-19	21,540	(1,489)
16	JPN 10YR Bond (OSE)	Bank of America Merrill Lynch	June-19	2,452,480,000	72,985
86	Korea 3 Year Bond Future	Bank of America Merrill Lynch	June-19	9,433,340,000	27,810
31	Korea 10 Year Bond Future	Bank of America Merrill Lynch	June-19	3,994,970,000	41,572
5	Lean Hogs Future (b)	Bank of America Merrill Lynch	June-19	177,100	(11,870)
2	Lean Hogs Future (b)	Bank of America Merrill Lynch	July-19	73,760	1,560
1	Lean Hogs Future (b)	Bank of America Merrill Lynch	August-19	37,220	810
33	Live Cattle Future (b)	Bank of America Merrill Lynch	June-19	1,570,800	(38,210)
3	Live Cattle Future (b)	Bank of America Merrill Lynch	August-19	138,810	(1,530)
1	Live Cattle Future (b)	Bank of America Merrill Lynch	October-19	46,730	(790)
2	LME Copper Future (b)	Bank of America Merrill Lynch	June-19	324,325	1,787
3	LME Nickel Future (b)	Bank of America Merrill Lynch	June-19	233,730	283
5	LME Zinc Future (b)	Bank of America Merrill Lynch	June-19	366,844	13,987
52	Long Gilt	Bank of America Merrill Lynch	June-19	6,727,240	96,736
1	Low SU Gasoil (b)	Bank of America Merrill Lynch	June-19	60,950	(325)
51	Mexican Peso Future	Bank of America Merrill Lynch	June-19	1,296,675	(10,140)
2	Mill Wheat Euro Future (b)	Bank of America Merrill Lynch	September-19	17,725	(255)
134	Mini BoveSpa Future	Bank of America Merrill Lynch	April-19	2,558,676	(9,858)
2	Mini FTSE/MIB Future	Bank of America Merrill Lynch	June-19	41,482	1,067
2	Mini H-Shares Future	Bank of America Merrill Lynch	April-19	227,480	262
7	Mini HSI Index Future	Bank of America Merrill Lynch	April-19	2,035,390	3,831
3	MSCI Emerging Markets Future	Bank of America Merrill Lynch	June-19	158,610	1,255
5	MSCI Sing IX Future	Bank of America Merrill Lynch	April-19	179,850	52
13	MSCI Taiwan Index Future	Bank of America Merrill Lynch	April-19	507,910	5,151
15	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	June-19	2,220,150	31,211
3	Natural Gas Future (b)	Bank of America Merrill Lynch	July-19	83,910	(4,990)
5	Natural Gas Future (b)	Bank of America Merrill Lynch	June-19	138,600	(3,390)
1	Natural Gas Future (b)	Bank of America Merrill Lynch	September-19	28,130	290
2	New Zealand Future	Bank of America Merrill Lynch	June-19	136,380	(955)
2	NIKKEI 225 (Mini)	Bank of America Merrill Lynch	June-19	4,242,000	244
1	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	June-19	21,210,000	1,174
6	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	June-19	63,630,000	2,963
1	NY Harb ULSD Future (b)	Bank of America Merrill Lynch	April-19	82,799	(672)
72	OMS30 Index Future	Bank of America Merrill Lynch	April-19	11,133,000	109
5	Palladium Future (b)	Bank of America Merrill Lynch	June-19	670,900	(51,830)
2	Platinum Future (b)	Bank of America Merrill Lynch	July-19	85,410	(435)
76	RTS Index Future	Bank of America Merrill Lynch	June-19	179,041	(3,894)
17	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	June-19	3,254,140	(332)
22	S&P 500 E-mini Future	Bank of America Merrill Lynch	June-19	3,121,580	26,835
46	SGX NIFTY 50	Bank of America Merrill Lynch	April-19	1,074,146	9,106
58	Short Euro-BTP Future	Bank of America Merrill Lynch	June-19	6,438,000	15,719
3	Silver Future (b)	Bank of America Merrill Lynch	May-19	226,650	(800)
6	Soybean Meal Future (b)	Bank of America Merrill Lynch	May-19	183,900	(2,890)
29	Soybean Oil Future (b)	Bank of America Merrill Lynch	May-19	493,464	(29,982)
19	SPI 200 Future	Bank of America Merrill Lynch	June-19	2,931,225	(2,717)
42	Stoxx Europe 600 Future	Bank of America Merrill Lynch	June-19	781,830	6,728
1	Sugar #11 (World) Future (b)	Bank of America Merrill Lynch	June-19	14,168	(280)
4	Sugar #11 (World) Future (b)	Bank of America Merrill Lynch	April-19	56,134	(1,030)
90	SX5E Dividend Future	Bank of America Merrill Lynch	December-19	1,093,500	9,525
74	US 2YR Note (CBT)	Bank of America Merrill Lynch	June-19	15,768,938	23,484
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Contracts	Long Futures Contracts (Continued)	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
100	US 5YR Note (CBT)	Bank of America Merrill Lynch	June-19	11,582,813	$50,047
63	US 10YR Note (CBT)	Bank of America Merrill Lynch	June-19	7,825,781	53,851
26	US 10 Year Ultra Future	Bank of America Merrill Lynch	June-19	3,452,313	66,203
38	US Long Bond (CBT)	Bank of America Merrill Lynch	June-19	5,686,938	60,219
12	US Ultra Bond (CBT)	Bank of America Merrill Lynch	June-19	2,016,000	33,594
1	White Sugar (ICE) (b)	Bank of America Merrill Lynch	April-19	16,240	(1,020)
8	WIG 20 Index Future	Bank of America Merrill Lynch	June-19	371,200	19
2	WTI Crude Oil Future (b)	Bank of America Merrill Lynch	April-19	120,280	1,720
1	WTI Crude Oil Future (b)	Bank of America Merrill Lynch	April-19	60,140	(350)
3	XAE Energy	Bank of America Merrill Lynch	June-19	200,100	1,070
2	XAU Utilities Future	Bank of America Merrill Lynch	June-19	117,380	1,230
1	XAV Health Care Future	Bank of America Merrill Lynch	June-19	92,300	230
1	XAY Consumer Discretinary Future	Bank of America Merrill Lynch	June-19	115,240	3,420
221	Yen Denom Nikkei Future	Bank of America Merrill Lynch	June-19	2,349,230,000	(68,165)
					$1,624,003

Contracts	Short Futures Contracts	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
(38)	AUD/USD Currency Future	Bank of America Merrill Lynch	June-19	(2,701,420)	$(12,920)
(2)	Australian 10Y Bond Future	Bank of America Merrill Lynch	June-19	(277,113)	203
(37)	BIST National 30 Index	Bank of America Merrill Lynch	April-19	(446,405)	5,130
(3)	BP Currency Future	Bank of America Merrill Lynch	June-19	(244,800)	2,019
(9)	Brent Crude Future (b)	Bank of America Merrill Lynch	April-19	(608,220)	(3,870)
(1)	Brent Crude Future (b)	Bank of America Merrill Lynch	May-19	(67,210)	(750)
(1)	Brent Crude Future (b)	Bank of America Merrill Lynch	October-19	(66,130)	(420)
(1)	Brent Last Day Financial Future (b)	Bank of America Merrill Lynch	April-19	(67,580)	(410)
(42)	Canadian Dollar Future	Bank of America Merrill Lynch	June-19	(3,151,260)	6,715
(1)	Canola Future (WCE) (b)	Bank of America Merrill Lynch	July-19	(9,258)	559
(1)	Canola Future (WCE) (b)	Bank of America Merrill Lynch	May-19	(9,106)	562
(1)	Cattle Feeder Future (b)	Bank of America Merrill Lynch	May-19	(74,388)	(513)
(8)	CBOE Volatility Index Future	Bank of America Merrill Lynch	April-19	(121,800)	4,080
(67)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	April-19	(1,020,075)	77,025
(1)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	August-19	(17,025)	325
(2)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	July-19	(33,850)	-
(2)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	June-19	(33,350)	950
(3)	CBOE Volatility Index Future	Bank of America Merrill Lynch	May-19	(48,975)	(355)
(28)	CBOE Volatility Index Future (b)	Bank of America Merrill Lynch	May-19	(457,100)	14,050
(16)	CHF Currency Future	Bank of America Merrill Lynch	June-19	(2,022,800)	(14,944)
(5)	Cocoa Future (b)	Bank of America Merrill Lynch	May-19	(86,400)	(4,161)
(23)	Cocoa Future (b)	Bank of America Merrill Lynch	May-19	(524,400)	(16,210)
(1)	Cocoa Future (b)	Bank of America Merrill Lynch	July-19	(22,700)	30
(2)	Cocoa Future (b)	Bank of America Merrill Lynch	September-19	(33,440)	(586)
(15)	Coffee Robusta Future (b)	Bank of America Merrill Lynch	May-19	(218,400)	13,910
(36)	Coffee Future (b)	Bank of America Merrill Lynch	May-19	(1,275,750)	107,531
(1)	Coffee Future (b)	Bank of America Merrill Lynch	July-19	(36,394)	2,738
(4)	Copper Future (b)	Bank of America Merrill Lynch	May-19	(293,600)	(4,550)
(1)	Copper Future (b)	Bank of America Merrill Lynch	July-19	(73,550)	(288)
(224)	Corn Future (b)	Bank of America Merrill Lynch	May-19	(3,992,800)	214,625
(7)	Corn Future (b)	Bank of America Merrill Lynch	July-19	(128,188)	6,687
(4)	Corn Future (b)	Bank of America Merrill Lynch	December-19	(76,950)	3,500
(20)	Cotton Future (b)	Bank of America Merrill Lynch	May-19	(776,100)	(50,660)
(1)	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	May-19	(51,775)	568
(3)	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	July-19	(160,950)	410
(23)	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	June-19	(1,210,950)	749
(1)	Crude Palm Oil Future (b)	Bank of America Merrill Lynch	August-19	(54,300)	80
(1)	DAX Index	Bank of America Merrill Lynch	June-19	(288,363)	(145)
(1)	E-Mini Crude Oil Future (b)	Bank of America Merrill Lynch	April-19	(30,070)	(670)
(1)	E-Mini Natural Gas Future (b)	Bank of America Merrill Lynch	April-19	(6,655)	258
(7)	E-Mini Russ 2000 Future	Bank of America Merrill Lynch	June-19	(540,330)	(4,055)
(6)	Euro Buxl 30Y Bond Future	Bank of America Merrill Lynch	June-19	(1,149,960)	(53,282)
(15)	Euro FX Currency Future	Bank of America Merrill Lynch	June-19	(2,116,594)	19,131
(4)	FTSE 100 Index	Bank of America Merrill Lynch	June-19	(288,460)	(1,570)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Contracts	Short Futures Contracts (Continued)	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
(4)	FTSE CHINA A50	Bank of America Merrill Lynch	April-19	(52,500)	$(505)
(7)	FTSE KLCI Future	Bank of America Merrill Lynch	April-19	(576,100)	(404)
(3)	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	June-19	(1,523,490)	173
(14)	Gasoline RBOB (b)	Bank of America Merrill Lynch	April-19	(1,106,910)	(13,339)
(1)	Gasoline RBOB (b)	Bank of America Merrill Lynch	May-19	(78,456)	(538)
(1)	Gold 100 Oz Future (b)	Bank of America Merrill Lynch	April-19	(129,300)	2,860
(10)	Gold 100 Oz Future (b)	Bank of America Merrill Lynch	June-19	(1,298,500)	4,190
(3)	Hang Seng Index	Bank of America Merrill Lynch	April-19	(4,361,550)	(7,522)
(4)	IBEX 35 Index	Bank of America Merrill Lynch	April-19	(367,536)	(586)
(1)	Ice ECX Emissions Future (b)	Bank of America Merrill Lynch	December-19	(21,540)	382
(1)	Ice ECX Emissions Future (b)	Bank of America Merrill Lynch	December-20	(21,860)	1,492
(5)	Ice Natural Gas Future (b)	Bank of America Merrill Lynch	April-19	(53,646)	2,438
(5)	Ice Natural Gas Future (b)	Bank of America Merrill Lynch	May-19	(51,465)	1,987
(10)	JPN YEN Currency Future	Bank of America Merrill Lynch	June-19	(1,134,813)	(3,944)
(23)	KC HRW Wheat Future (b)	Bank of America Merrill Lynch	May-19	(494,500)	66,463
(2)	KOSPI2 Index	Bank of America Merrill Lynch	June-19	(138,600,000)	460
(12)	Lean Hogs (b)	Bank of America Merrill Lynch	June-19	(425,040)	(8,780)
(19)	LME PRI Aluminum (b)	Bank of America Merrill Lynch	June-19	(907,725)	(9,011)
(1)	Low Sulfur Gasoil (b)	Bank of America Merrill Lynch	June-19	(60,950)	(575)
(12)	Low Sulfur Gasoil (b)	Bank of America Merrill Lynch	May-19	(728,700)	(225)
(6)	Mill Wheat Euro (b)	Bank of America Merrill Lynch	May-19	(55,725)	(222)
(5)	MSCI EAFE Future	Bank of America Merrill Lynch	June-19	(466,600)	(6,805)
(6)	MSCI Emerging Markets	Bank of America Merrill Lynch	June-19	(317,220)	(365)
(4)	MSCI Sing Index	Bank of America Merrill Lynch	April-19	(143,880)	(325)
(8)	MSCI Taiwan Index	Bank of America Merrill Lynch	April-19	(312,560)	(3,230)
(48)	Natural Gas Future (b)	Bank of America Merrill Lynch	April-19	(1,277,760)	60,840
(4)	Natural Gas Future (b)	Bank of America Merrill Lynch	May-19	(108,520)	3,240
(198)	NIKKEI 225 (CME)	Bank of America Merrill Lynch	June-19	(21,072,150)	94,050
(9)	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	June-19	(95,445,000)	201
(5)	NIKKEI 225 Mini	Bank of America Merrill Lynch	June-19	(10,605,000)	(150)
(1)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	July-19	(83,483)	(13)
(1)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	May-19	(82,942)	(638)
(13)	NY Harbor ULSD Futures (b)	Bank of America Merrill Lynch	April-19	(1,076,384)	(9,778)
(1)	Palladium Future (b)	Bank of America Merrill Lynch	June-19	(134,180)	17,910
(3)	Platinum Future (b)	Bank of America Merrill Lynch	July-19	(128,115)	330
(1)	S&P Mid 400 E-Mini Future	Bank of America Merrill Lynch	June-19	(190,100)	(1,145)
(38)	Set 50 Future	Bank of America Merrill Lynch	June-19	(8,233,840)	(2,020)
(1)	SGX Nifty 50	Bank of America Merrill Lynch	April-19	(23,351)	(168)
(14)	Silver Future (b)	Bank of America Merrill Lynch	May-19	(1,057,700)	29,405
(49)	Soybean Future (b)	Bank of America Merrill Lynch	May-19	(2,166,413)	47,925
(5)	Soybean Future (b)	Bank of America Merrill Lynch	July-19	(224,438)	6,113
(1)	Soybean Future (b)	Bank of America Merrill Lynch	November-19	(45,950)	788
(13)	Soybean Meal Future (b)	Bank of America Merrill Lynch	May-19	(398,450)	520
(4)	Soybean Meal Future (b)	Bank of America Merrill Lynch	July-19	(124,000)	850
(6)	Soybean Oil Future (b)	Bank of America Merrill Lynch	May-19	(102,096)	5,418
(4)	Soybean Oil Future (b)	Bank of America Merrill Lynch	July-19	(68,856)	4,026
(1)	Soybean Oil Future (b)	Bank of America Merrill Lynch	December-19	(17,688)	(402)
(1)	SPI 200 Future	Bank of America Merrill Lynch	June-19	(154,275)	(1,362)
(3)	STOXX 600 Bank	Bank of America Merrill Lynch	June-19	(20,145)	102
(14)	Sugar #11 (World) Future (b)	Bank of America Merrill Lynch	April-19	(196,470)	1,490
(14)	TOPIX Index Future	Bank of America Merrill Lynch	June-19	(222,880,000)	(4,220)
(8)	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	June-19	(1,344,000)	(57,344)
(3)	Vstoxx Future (b)	Bank of America Merrill Lynch	April-19	(4,590)	151
(2)	Vstoxx Future (b)	Bank of America Merrill Lynch	May-19	(3,360)	(108)
(27)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	May-19	(617,963)	46,875
(2)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	July-19	(46,350)	5,538
(1)	Wheat (CBT) Future (b)	Bank of America Merrill Lynch	December-19	(24,238)	3,363
(7)	White Sugar (ICE) (b)	Bank of America Merrill Lynch	April-19	(113,680)	4,665
(1)	WTI Crude Future (b)	Bank of America Merrill Lynch	April-19	(60,140)	(990)
(19)	WTI Crude Future (b)	Bank of America Merrill Lynch	April-19	(1,142,660)	(24,820)
(1)	WTI Crude Future (b)	Bank of America Merrill Lynch	May-19	(60,280)	(860)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Contracts	Short Futures Contracts (Continued)	Counterparty	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)
(2)	WTI Crude Future (b)	Bank of America Merrill Lynch	June-19	(120,800)	$(2,390)
(1)	WTI Crude Future (b)	Bank of America Merrill Lynch	July-19	(60,490)	(650)
(2)	WTI Crude Future (b)	Bank of America Merrill Lynch	November-19	(120,440)	(12,890)
(2)	XAF Financial Future	Bank of America Merrill Lynch	June-19	(158,500)	2,525
(2)	XAK Technology	Bank of America Merrill Lynch	June-19	(149,060)	200
(6)	XAP Consumer Staples	Bank of America Merrill Lynch	June-19	(338,580)	(1,838)
(2)	Yen Denom Nikkei Future	Bank of America Merrill Lynch	June-19	(21,260,000)	(3,052)
					$547,232

	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,171,235
	(b) All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	Fair Value		Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar		4/1/2019	BAML	720,000	$509,378	$511,452		$2,074
British Pound		4/1/2019	BAML	1,225,000	1,601,158	1,596,237		(4,921)
Canadian Dollar		4/1/2019	BAML	1,500,000	1,122,498	1,122,797		299
Chinese Yen		4/1/2019	BAML	674,732	100,314	100,397		83
Euro		4/1/2019	BAML	1,365,000	1,534,152	1,532,692		(1,460)
Hungary Forint		4/1/2019	BAML	28,553,728	100,143	99,685		(458)
Japanese Yen		4/1/2019	BAML	92,564,005	839,211	836,283		(2,928)
Mexican Peso		4/1/2019	BAML	7,490,000	386,526	386,132		(394)
New Zealand Dollar		4/1/2019	BAML	1,105,134	750,988	753,702		2,714
Norwegian Krone		4/1/2019	BAML	1,070,000	123,786	124,251		465
Polish Zloty		4/1/2019	BAML	830,000	216,779	216,493		(286)
South African Rand		4/1/2019	BAML	2,250,000	153,610	156,020		2,410
Swedish Krona		4/1/2019	BAML	830,000	89,254	89,485		231
Swiss Franc		4/1/2019	BAML	260,202	261,274	261,273		(1)
Turkish Lira New		4/1/2019	BAML	90,000	15,943	15,930		(13)
Australian Dollar		4/2/2019	BAML	430,000	304,884	305,468		584
Brazilian Real		4/2/2019	BAML	1,711,759	444,346	439,848		(4,498)
British Pound		4/2/2019	BAML	637,500	831,056	830,701		(355)
Chinese Yen		4/2/2019	BAML	1,344,447	200,001	200,051		50
Euro		4/2/2019	BAML	400,000	448,902	449,147		245
Japanese Yen		4/2/2019	BAML	52,000,000	469,222	469,802		580
Mexican Peso		4/2/2019	BAML	2,110,000	109,033	108,783		(250)
New Zealand Dollar		4/2/2019	BAML	540,000	367,025	368,280		1,255
Norwegian Krone		4/2/2019	BAML	1,630,000	189,043	189,277		234
Polish Zloty		4/2/2019	BAML	710,000	185,096	185,193		97
South African Rand		4/2/2019	BAML	4,720,000	327,387	327,295		(92)
Swedish Krona		4/2/2019	BAML	2,030,000	219,015	218,864		(151)
Swiss Franc		4/2/2019	BAML	110,000	110,446	110,452		6
Chilean Peso		4/8/2019	BAML	133,300,000	200,000	195,895		(4,105)
Colombian Peso		4/8/2019	BAML	942,329,323	300,000	295,710		(4,290)
Indian Rupee		4/8/2019	BAML	111,730,080	1,600,000	1,611,331		11,331
South Korean Won		4/8/2019	BAML	1,916,017,797	1,700,000	1,688,271		(11,729)
Taiwan Dollar		4/8/2019	BAML	24,692,000	800,000	801,452		1,452
Chilean Peso		4/11/2019	BAML	132,685,033	200,000	194,991		(5,009)
Australian Dollar		4/12/2019	BAML	2,300,000	1,633,984	1,634,129		145
British Pound		4/12/2019	BAML	875,000	1,156,992	1,140,747		(16,245)
Canadian Dollar		4/12/2019	BAML	3,700,000	2,769,230	2,770,264		1,034
Chilean Peso		4/12/2019	BAML	133,328,000	200,000	195,938		(4,062)
Chinese Yen		4/12/2019	BAML	34,256,577	5,100,000	5,097,186		(2,814)
Euro		4/12/2019	BAML	3,559,225	4,034,157	3,999,854		(34,303)
Israeli Shekel		4/12/2019	BAML	1,084,162	300,000	298,918		(1,082)
Japanese Yen		4/12/2019	BAML	1,000,000,000	9,051,383	9,042,838		(8,545)
Mexican Peso		4/12/2019	BAML	19,000,000	982,897	977,947		(4,950)
New Zealand Dollar		4/12/2019	BAML	2,800,000	1,917,484	1,909,967		(7,517)
Russian Ruble		4/12/2019	BAML	252,206,450	3,900,000	3,832,532		(67,468)
Singapore Dollar		4/12/2019	BAML	2,431,044	1,800,000	1,795,118		(4,882)
South Korean Won		4/12/2019	BAML	113,265,497	100,000	99,814		(186)
Swiss Franc		4/12/2019	BAML	750,000	748,414	753,800		5,386
Turkish Lira New		4/12/2019	BAML	4,558,110	800,000	797,765		(2,235)
Chilean Peso		4/15/2019	BAML	133,266,000	200,000	195,848		(4,152)
Colombian Peso		4/15/2019	BAML	620,506,000	200,000	194,636		(5,364)
Indian Rupee		4/15/2019	BAML	110,378,080	1,600,000	1,590,083		(9,917)
South Korean Won		4/15/2019	BAML	1,695,345,000	1,500,000	1,494,135		(5,865)
Taiwan Dollar		4/15/2019	BAML	24,592,000	800,000	798,551		(1,449)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	Fair Value		Unrealized Appreciation/ (Depreciation)
To Buy (Continued):
Australian Dollar		4/17/2019	BAML	2,130,000	$1,510,756	$1,513,495		$2,739
Brazilian Real		4/17/2019	BAML	3,270,000	855,045	839,520		(15,525)
British Pound		4/17/2019	BAML	1,790,000	2,357,316	2,334,233		(23,083)
Canadian Dollar		4/17/2019	BAML	1,320,000	986,868	988,433		1,565
Euro		4/17/2019	BAML	2,650,000	3,005,217	2,979,324		(25,893)
Japanese Yen		4/17/2019	BAML	472,000,000	4,255,054	4,270,153		15,099
Mexican Peso		4/17/2019	BAML	23,900,000	1,244,398	1,229,172		(15,226)
New Zealand Dollar		4/17/2019	BAML	1,900,000	1,298,034	1,296,175		(1,859)
Norwegian Krone		4/17/2019	BAML	12,070,000	1,404,475	1,402,424		(2,051)
Polish Zloty		4/17/2019	BAML	2,500,000	658,449	652,393		(6,056)
Russian Ruble		4/17/2019	BAML	61,830,000	936,067	938,789		2,722
South African Rand		4/17/2019	BAML	12,070,000	840,340	835,456		(4,884)
Swedish Krona		4/17/2019	BAML	21,470,000	2,319,826	2,317,348		(2,478)
Swiss Franc		4/17/2019	BAML	1,930,000	1,935,257	1,940,697		5,440
Turkish Lira New		4/17/2019	BAML	3,720,000	675,352	647,390		(27,962)
Chilean Peso		4/22/2019	BAML	135,764,000	200,000	199,521		(479)
Colombian Peso		4/22/2019	BAML	619,663,524	200,000	194,288		(5,712)
Indian Rupee		4/22/2019	BAML	110,660,160	1,600,000	1,592,393		(7,607)
South Korean Won		4/22/2019	BAML	1,695,945,000	1,500,000	1,494,970		(5,030)
Taiwan Dollar		4/22/2019	BAML	24,626,400	800,000	800,014		14
Colombian Peso		4/26/2019	BAML	315,434,000	100,000	98,876		(1,124)
Brazilian Real		5/3/2019	BAML	89,209	22,530	22,881		351
British Pound		6/19/2019	BAML	240,000	315,586	313,969		(1,617)
Canadian Dollar		6/19/2019	BAML	225,166	167,673	168,876		1,203
Chilean Peso		6/19/2019	BAML	14,902,338	22,366	21,901		(465)
Czech Koruna		6/19/2019	BAML	57,263	2,522	2,495		(27)
Euro		6/19/2019	BAML	219,000	248,266	247,555		(711)
Hong Kong Dollar		6/19/2019	BAML	579,229	73,986	73,964		(22)
Hungary Forint		6/19/2019	BAML	40,563,761	146,042	142,447		(3,595)
Indian Rupee		6/19/2019	BAML	103,371,758	1,479,850	1,477,081		(2,769)
Israeli Shekel		6/19/2019	BAML	1,761,268	490,756	487,955		(2,801)
Japanese Yen		6/19/2019	BAML	4,621,693	41,895	42,014		119
Norwegian Krone		6/19/2019	BAML	1,832,027	214,412	213,391		(1,021)
Philippine Peso		6/19/2019	BAML	68,272,508	1,293,818	1,291,257		(2,561)
Polish Zloty		6/19/2019	BAML	64,812	17,077	16,947		(130)
Russian Ruble		6/19/2019	BAML	20,921,833	318,236	314,867		(3,369)
Singapore Dollar		6/19/2019	BAML	243,771	180,051	180,238		187
South African Rand		6/19/2019	BAML	2,948,799	202,719	202,541		(178)
Swedish Krona		6/19/2019	BAML	1,391,146	149,230	150,874		1,644
Turkish Lira New		6/19/2019	BAML	2,812,884	483,311	464,499		(18,812)
								(343,265)

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	Fair Value		Unrealized Appreciation/ (Depreciation)
To Sell:
Australian Dollar		4/1/2019	BAML	(720,000)	$(510,349)	$(511,475)		$(1,126)
British Pound		4/1/2019	BAML	(1,225,393)	(1,602,239)	(1,596,762)		5,477
Canadian Dollar		4/1/2019	BAML	(300,000)	(224,104)	(224,559)		(455)
Chinese Yen		4/1/2019	BAML	(674,732)	(100,000)	(100,389)		(389)
Euro		4/1/2019	BAML	(1,365,000)	(1,534,059)	(1,532,720)		1,339
Hungary Forint		4/1/2019	BAML	(28,553,728)	(100,000)	(99,685)		315
Japanese Yen		4/1/2019	BAML	(92,719,159)	(838,256)	(837,690)		566
Mexican Peso		4/1/2019	BAML	(7,490,000)	(387,850)	(386,133)		1,717
New Zealand Dollar		4/1/2019	BAML	(1,100,000)	(748,262)	(750,200)		(1,938)
Norwegian Krone		4/1/2019	BAML	(1,070,000)	(123,653)	(124,250)		(597)
Polish Zloty		4/1/2019	BAML	(830,000)	(216,968)	(216,497)		471
South African Rand		4/1/2019	BAML	(2,250,000)	(153,465)	(156,031)		(2,566)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	Fair Value		Unrealized Appreciation/ (Depreciation)
To Sell (Continued):
Swedish Krona		4/1/2019	BAML	(830,000)	$(89,120)	$(89,488)		$(368)
Swiss Franc		4/1/2019	BAML	(260,000)	(261,204)	(261,070)		134
Turkish Lira New		4/1/2019	BAML	(90,000)	(15,943)	(15,930)		13
Australian Dollar		4/2/2019	BAML	(430,000)	(305,031)	(305,452)		(421)
Brazilian Real		4/2/2019	BAML	(1,711,759)	(442,416)	(439,848)		2,568
British Pound		4/2/2019	BAML	(200,000)	(260,044)	(260,610)		(566)
Euro		4/2/2019	BAML	(525,000)	(589,470)	(589,507)		(37)
Japanese Yen		4/2/2019	BAML	(52,000,000)	(469,244)	(469,810)		(566)
Mexican Peso		4/2/2019	BAML	(2,110,000)	(108,587)	(108,777)		(190)
New Zealand Dollar		4/2/2019	BAML	(540,000)	(367,421)	(368,277)		(856)
Norwegian Krone		4/2/2019	BAML	(1,630,000)	(189,256)	(189,280)		(24)
Polish Zloty		4/2/2019	BAML	(710,000)	(185,261)	(185,192)		69
South African Rand		4/2/2019	BAML	(4,720,000)	(323,644)	(327,304)		(3,660)
Swedish Krona		4/2/2019	BAML	(2,030,000)	(218,852)	(218,861)		(9)
Swiss Franc		4/2/2019	BAML	(110,000)	(110,475)	(110,451)		24
Chilean Peso		4/8/2019	BAML	(131,666,000)	(200,000)	(193,494)		6,506
Colombian Peso		4/8/2019	BAML	(931,917,000)	(300,000)	(292,443)		7,557
Indian Rupee		4/8/2019	BAML	(113,740,000)	(1,600,000)	(1,640,317)		(40,317)
South Korean Won		4/8/2019	BAML	(1,913,473,707)	(1,700,000)	(1,686,029)		13,971
Taiwan Dollar		4/8/2019	BAML	(24,675,200)	(800,000)	(800,907)		(907)
Chilean Peso		4/11/2019	BAML	(133,308,000)	(200,000)	(195,908)		4,092
Australian Dollar		4/12/2019	BAML	(3,400,000)	(2,404,264)	(2,415,669)		(11,405)
British Pound		4/12/2019	BAML	(1,750,000)	(2,299,469)	(2,281,495)		17,974
Canadian Dollar		4/12/2019	BAML	(5,800,000)	(4,336,508)	(4,342,576)		(6,068)
Chilean Peso		4/12/2019	BAML	(134,420,605)	(200,000)	(197,543)		2,457
Chinese Yen		4/12/2019	BAML	(46,395,516)	(6,900,000)	(6,903,394)		(3,394)
Euro		4/12/2019	BAML	(5,309,225)	(5,993,084)	(5,966,502)		26,582
Hungary Forint		4/12/2019	BAML	(392,786,730)	(1,400,000)	(1,372,300)		27,700
Israeli Shekel		4/12/2019	BAML	(5,074,057)	(1,400,000)	(1,398,983)		1,017
Japanese Yen		4/12/2019	BAML	(1,075,000,000)	(9,738,680)	(9,721,051)		17,629
Mexican Peso		4/12/2019	BAML	(34,500,000)	(1,776,984)	(1,775,742)		1,242
New Zealand Dollar		4/12/2019	BAML	(4,500,000)	(3,080,386)	(3,069,592)		10,794
Norwegian Krone		4/12/2019	BAML	(13,973,019)	(1,600,000)	(1,623,218)		(23,218)
Polish Zloty		4/12/2019	BAML	(7,635,086)	(2,000,000)	(1,992,119)		7,881
Russian Ruble		4/12/2019	BAML	(338,600,580)	(5,200,000)	(5,145,377)		54,623
Singapore Dollar		4/12/2019	BAML	(815,086)	(600,000)	(601,871)		(1,871)
South African Rand		4/12/2019	BAML	(11,586,906)	(800,000)	(802,499)		(2,499)
South Korean Won		4/12/2019	BAML	(112,728,000)	(100,000)	(99,340)		660
Swedish Krona		4/12/2019	BAML	(15,986,343)	(1,700,000)	(1,724,829)		(24,829)
Swiss Franc		4/12/2019	BAML	(1,875,000)	(1,864,496)	(1,884,501)		(20,005)
Turkish Lira New		4/12/2019	BAML	(4,519,102)	(800,000)	(790,937)		9,063
Chilean Peso		4/15/2019	BAML	(133,338,000)	(200,000)	(195,953)		4,047
Colombian Peso		4/15/2019	BAML	(631,800,000)	(200,000)	(198,179)		1,821
Indian Rupee		4/15/2019	BAML	(111,882,080)	(1,600,000)	(1,611,750)		(11,750)
South Korean Won		4/15/2019	BAML	(1,690,710,000)	(1,500,000)	(1,490,050)		9,950
Taiwan Dollar		4/15/2019	BAML	(24,696,000)	(800,000)	(801,928)		(1,928)
Australian Dollar		4/17/2019	BAML	(3,560,000)	(2,522,755)	(2,529,598)		(6,843)
Brazilian Real		4/17/2019	BAML	(3,550,000)	(913,227)	(911,406)		1,821
British Pound		4/17/2019	BAML	(1,800,000)	(2,376,326)	(2,347,274)		29,052
Canadian Dollar		4/17/2019	BAML	(3,010,000)	(2,259,482)	(2,253,931)		5,551
Euro		4/17/2019	BAML	(5,800,000)	(6,549,604)	(6,520,784)		28,820
Japanese Yen		4/17/2019	BAML	(468,000,000)	(4,211,523)	(4,233,965)		(22,442)
Mexican Peso		4/17/2019	BAML	(3,690,000)	(191,411)	(189,776)		1,635
New Zealand Dollar		4/17/2019	BAML	(1,890,000)	(1,289,729)	(1,289,354)		375
Norwegian Krone		4/17/2019	BAML	(20,660,000)	(2,401,214)	(2,400,503)		711
Polish Zloty		4/17/2019	BAML	(6,180,000)	(1,623,171)	(1,612,719)		10,452
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purchased	Cost of USD Sold	Fair Value		Unrealized Appreciation/ (Depreciation)
To Sell (Continued):
Russian Ruble		4/17/2019	BAML	(11,580,000)	$(176,662)	$(175,827)		$835
South African Rand		4/17/2019	BAML	(11,270,000)	(776,641)	(780,083)		(3,442)
Swedish Krona		4/17/2019	BAML	(31,390,000)	(3,371,534)	(3,388,054)		(16,520)
Swiss Franc		4/17/2019	BAML	(3,420,000)	(3,423,195)	(3,438,956)		(15,761)
Turkish Lira New		4/17/2019	BAML	(3,720,000)	(659,229)	(647,390)		11,839
Chilean Peso		4/22/2019	BAML	(133,286,000)	(200,000)	(195,880)		4,120
Colombian Peso		4/22/2019	BAML	(620,806,000)	(200,000)	(194,646)		5,354
Indian Rupee		4/22/2019	BAML	(110,517,280)	(1,600,000)	(1,590,337)		9,663
South Korean Won		4/22/2019	BAML	(1,695,345,000)	(1,500,000)	(1,494,442)		5,558
Taiwan Dollar		4/22/2019	BAML	(24,588,800)	(800,000)	(798,792)		1,208
Colombian Peso		4/26/2019	BAML	(308,682,050)	(100,000)	(96,759)		3,241
Chilean Peso		4/29/2019	BAML	(135,824,000)	(200,000)	(199,612)		388
Colombian Peso		4/29/2019	BAML	(315,534,000)	(100,000)	(98,889)		1,111
Indian Rupee		4/29/2019	BAML	(110,812,160)	(1,600,000)	(1,592,824)		7,176
South Korean Won		4/29/2019	BAML	(1,695,900,000)	(1,500,000)	(1,495,238)		4,762
Taiwan Dollar		4/29/2019	BAML	(24,628,000)	(800,000)	(800,411)		(411)
Brazilian Real		5/3/2019	BAML	(1,050,494)	(266,136)	(269,440)		(3,304)
Australian Dollar		6/19/2019	BAML	(190,000)	(134,282)	(135,163)		(881)
British Pound		6/19/2019	BAML	(90,000)	(118,510)	(117,738)		772
Canadian Dollar		6/19/2019	BAML	(125,481)	(94,000)	(94,111)		(111)
Chilean Peso		6/19/2019	BAML	(87,821,580)	(129,030)	(129,063)		(33)
Czech Koruna		6/19/2019	BAML	(33,903,888)	(1,489,405)	(1,477,000)		12,405
Euro		6/19/2019	BAML	(323,000)	(366,736)	(365,115)		1,621
Hong Kong Dollar		6/19/2019	BAML	(195,806)	(25,000)	(25,003)		(3)
Hungary Forint		6/19/2019	BAML	(221,034,865)	(792,154)	(776,198)		15,956
Indian Rupee		6/19/2019	BAML	(14,628,972)	(206,473)	(209,034)		(2,561)
Israeli Shekel		6/19/2019	BAML	(2,795,994)	(774,805)	(774,619)		186
Japanese Yen		6/19/2019	BAML	(3,753,015)	(34,000)	(34,117)		(117)
Norwegian Krone		6/19/2019	BAML	(10,661,598)	(1,218,503)	(1,241,845)		(23,342)
Polish Zloty		6/19/2019	BAML	(5,765,505)	(1,512,207)	(1,507,594)		4,613
Singapore Dollar		6/19/2019	BAML	(486)	(359)	(359)		-
South African Rand		6/19/2019	BAML	(4,930,740)	(337,934)	(338,671)		(737)
South Korean Won		6/19/2019	BAML	(4,288,310,581)	(3,795,101)	(3,787,122)		7,979
Swedish Krona		6/19/2019	BAML	(12,340,962)	(1,312,426)	(1,338,427)		(26,001)
Taiwan Dollar		6/19/2019	BAML	(123,421,246)	(4,005,486)	(4,024,301)		(18,815)
Turkish Lira New		6/19/2019	BAML	(345,664)	(57,435)	(57,080)		355
								112,535

								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	New Zealand Dollar	4/1/2019	BAML	4,200,000	(4,383,733)	2,983,471	(2,989,707)	(6,237)
British Pound	Euro	4/1/2019	BAML	343,766	(400,000)	447,945	(449,140)	(1,196)
Euro	British Pound	4/1/2019	BAML	400,000	(343,373)	449,141	(447,431)	1,707
Euro	Japanese Yen	4/1/2019	BAML	900,000	(111,751,943)	1,010,567	(1,009,638)	929
Euro	Swiss Franc	4/1/2019	BAML	500,000	(559,370)	561,426	(561,672)	(247)
Japanese Yen	Euro	4/1/2019	BAML	111,892,305	(900,000)	1,010,907	(1,010,564)	340
Japanese Yen	New Zealand Dollar	4/1/2019	BAML	15,015,831	(200,000)	135,663	(136,401)	(737)
New Zealand Dollar	Australian Dollar	4/1/2019	BAML	4,378,605	(4,200,000)	2,986,210	(2,983,466)	2,737
New Zealand Dollar	Japanese Yen	4/1/2019	BAML	200,000	(15,001,038)	136,400	(135,529)	871
Swiss Franc	Euro	4/1/2019	BAML	559,168	(500,000)	561,468	(561,429)	44
British Pound	Euro	4/2/2019	BAML	85,994	(100,000)	112,054	(112,287)	(232)
Canadian Dollar	Euro	4/2/2019	BAML	187,458	(125,000)	140,318	(140,356)	(38)
Euro	British Pound	4/2/2019	BAML	100,000	(86,380)	112,285	(112,558)	(273)
Euro	Canadian Dollar	4/2/2019	BAML	375,000	(563,471)	421,068	(421,779)	(708)
Euro	Japanese Yen	4/2/2019	BAML	200,000	(24,879,541)	224,569	(224,777)	(208)
Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
								Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Japanese Yen	Euro	4/2/2019	BAML	37,279,774	$(300,000)	$336,810	$(336,852)	$(44)
Japanese Yen	Swiss Franc	4/2/2019	BAML	27,828,385	(250,000)	251,421	(251,029)	391
New Zealand Dollar	Japanese Yen	4/2/2019	BAML	200,000	(14,999,726)	136,399	(135,519)	883
Swiss Franc	Japanese Yen	4/2/2019	BAML	750,000	(83,421,385)	753,084	(753,680)	(596)
Australian Dollar	Canadian Dollar	4/12/2019	BAML	2,200,000	(2,088,964)	1,563,080	(1,564,049)	(968)
Australian Dollar	Euro	4/12/2019	BAML	199,599	(125,000)	141,813	(140,475)	1,338
Australian Dollar	Japanese Yen	4/12/2019	BAML	600,000	(47,036,000)	426,294	(425,339)	955
Australian Dollar	New Zealand Dollar	4/12/2019	BAML	2,800,000	(2,913,302)	1,989,375	(1,987,255)	2,120
British Pound	Australian Dollar	4/12/2019	BAML	1,000,000	(1,845,770)	1,303,711	(1,311,403)	(7,692)
British Pound	Euro	4/12/2019	BAML	1,638,118	(1,900,000)	2,135,631	(2,135,219)	413
British Pound	Japanese Yen	4/12/2019	BAML	125,000	(18,012,600)	162,964	(162,885)	79
British Pound	Swiss Franc	4/12/2019	BAML	250,000	(326,832)	325,928	(328,488)	(2,561)
Canadian Dollar	Australian Dollar	4/12/2019	BAML	4,169,269	(4,400,000)	3,121,614	(3,126,160)	(4,546)
Canadian Dollar	Euro	4/12/2019	BAML	377,759	(250,000)	282,836	(280,950)	1,886
Canadian Dollar	Japanese Yen	4/12/2019	BAML	1,400,000	(116,748,960)	1,048,208	(1,055,742)	(7,534)
Euro	Australian Dollar	4/12/2019	BAML	875,000	(1,399,264)	983,324	(994,164)	(10,840)
Euro	British Pound	4/12/2019	BAML	1,000,000	(859,298)	1,123,800	(1,120,276)	3,523
Euro	Japanese Yen	4/12/2019	BAML	2,700,000	(337,358,866)	3,034,258	(3,050,680)	(16,425)
Euro	Norwegian Krone	4/12/2019	BAML	2,625,000	(25,730,427)	2,949,973	(2,989,054)	(39,081)
Euro	Polish Zloty	4/12/2019	BAML	400,000	(1,723,289)	449,520	(449,634)	(115)
Euro	Swedish Krona	4/12/2019	BAML	1,250,000	(13,239,399)	1,404,749	(1,428,451)	(23,702)
Japanese Yen	Australian Dollar	4/12/2019	BAML	93,971,000	(1,200,000)	849,765	(852,589)	(2,825)
Japanese Yen	British Pound	4/12/2019	BAML	18,366,750	(125,000)	166,088	(162,964)	3,124
Japanese Yen	Canadian Dollar	4/12/2019	BAML	216,130,960	(2,600,000)	1,954,438	(1,946,672)	7,766
Japanese Yen	Euro	4/12/2019	BAML	448,544,500	(3,600,000)	4,056,116	(4,045,678)	10,438
Japanese Yen	New Zealand Dollar	4/12/2019	BAML	151,062,400	(2,000,000)	1,366,033	(1,364,263)	1,770
Japanese Yen	Swiss Franc	4/12/2019	BAML	248,809,250	(2,250,000)	2,249,941	(2,261,402)	(11,459)
New Zealand Dollar	Australian Dollar	4/12/2019	BAML	7,280,109	(7,000,000)	4,965,991	(4,973,437)	(7,446)
New Zealand Dollar	Japanese Yen	4/12/2019	BAML	800,000	(60,940,260)	545,705	(551,073)	(5,367)
Norwegian Krone	Euro	4/12/2019	BAML	13,415,721	(1,375,000)	1,558,478	(1,545,224)	13,254
Norwegian Krone	Swedish Krona	4/12/2019	BAML	14,500,000	(15,627,058)	1,684,437	(1,686,065)	(1,628)
Swedish Krona	Norwegian Krone	4/12/2019	BAML	541,716	(500,000)	58,448	(58,084)	364
Swiss Franc	British Pound	4/12/2019	BAML	163,774	(125,000)	164,604	(162,964)	1,640
Swiss Franc	Euro	4/12/2019	BAML	2,941,130	(2,625,000)	2,956,034	(2,949,973)	6,061
Swiss Franc	Japanese Yen	4/12/2019	BAML	1,000,000	(111,345,475)	1,005,067	(1,006,879)	(1,811)
								(91,883)

		Net unrealized depreciation on forward currency contracts						(322,613)

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$90,350	$-	$-	$90,350
Bonds & Notes		-	395,546,032	-	395,546,032
U.S. Treasury Bills		-	5,632,427	-	5,632,427
Options		-	128,256,820	-	128,256,820
Total Investments		$90,350	$529,435,279	$-	$529,525,629

GSA Trend
Assets		Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills		$-	$19,090,189	$-	$19,090,189
Derivatives
Futures Contracts		1,807,747	-	-	1,807,747
Total Investments		$1,807,747	$19,090,189	$-	$20,897,936
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts		$-	$118,521	$-	$118,521
Total Liabilities		$-	$118,521	$-	$118,521

Managed Futures
Assets		Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills		$-	$53,934,840	$-	$53,934,840
Derivatives
Futures Contracts		2,171,235	-	-	2,171,235
Total Investments		$2,171,235	$53,934,840	$-	$56,106,075
Liabilities		Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts		$-	$322,613	$-	$322,613
Total Liabilities		$-	$322,613	$-	$322,613

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT and AMFS (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

Altegris Advisors, L.L.C. (the “Advisor”) fair values ISAM and WNTN purchase options daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2019, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in the CFCs are as follows:

		Inception Date of AGSAT	AGSAT Net Assets at March 31, 2019	% of Total Net Assets at March 31, 2019
AGSAT		March 17, 2017	$2,169,887	6.78%

		Inception Date of AMFS	AMFS Net Assets at March 31, 2019	% of Total Net Assets at March 31, 2019
AMFS		September 11, 2010	$2,902,666	3.75%

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.  The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time.  Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts - A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of March 31, 2019:
GSA Trend Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency		$(49,326)
Futures Contracts	Commodity		348,700
Futures Contracts	Equity		170,082
Futures Contracts	Interest Rate		1,338,291
			$1,807,747

Forward Currency Contracts	Currency		$(118,521)
Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure		Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency		$(16,608)
Futures Contracts	Commodity		348,456
Futures Contracts	Equity		322,194
Futures Contracts	Interest Rate		1,517,193
			$2,171,235

Forward Currency Contracts	Currency		$(322,613)

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Tax Cost		Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$530,029,509	$12,774,396	$(13,278,276)	$(503,880)
GSA Trend	19,090,237	2,812,400	(1,123,222)	1,689,178
Managed Futures	53,962,932	3,392,542	(1,572,012)	1,820,530